                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-4920
                 ----------------------------------------------

                               WASATCH FUNDS, INC.

 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                             150 SOCIAL HALL AVENUE
                                    4TH FLOOR
                           SALT LAKE CITY, UTAH 84111
 ------------------------------------------------------------------------------
               (Address of principal executive offices)(Zip code)

   (Name and Address of Agent for Service)                 Copy to:

           Samuel S. Stewart, Jr.                     Eric F. Fess, Esq.
             Wasatch Funds, Inc.                     Chapman & Cutler LLP
      150 Social Hall Avenue, 4th Floor             111 West Monroe Street
         Salt Lake City, Utah 84111                   Chicago, IL 60603


       Registrant's telephone number, including area code: (801) 553-0777



Date of fiscal year end:  September 30

Date of reporting period:  June 30, 2005

CORE GROWTH FUND - SCHEDULE OF INVESTMENTS
June 30, 2005 (Unaudited)

 SHARES                                                             VALUE
---------                                                      --------------
             COMMON STOCKS 95.4%

             AUTO PARTS - AFTER MARKET 0.6%
     580,125 Aftermarket Technology Corp.*                       $ 10,111,579
                                                               --------------

             BANKS 8.8%
   1,786,700 Commerce Bancorp, Inc.                                54,154,877
     375,400 First Community Bancorp                               17,831,500
   2,109,675 HDFC Bank Ltd.                                        30,770,441
   1,258,025 UCBH Holding, Inc.                                    20,430,326
   5,285,562 UTI Bank Ltd.                                         30,047,766
                                                               --------------
                                                                  153,234,910
                                                               --------------

             BIOTECHNOLOGY RESEARCH AND PRODUCTION 1.0%
     356,459 Charles River Laboratories
             International, Inc.*                                  17,199,147
                                                               --------------

             COMMERCIAL SERVICES AND SUPPLIES 6.4%
   2,098,271 Copart, Inc.*                                         49,938,850
     280,650 Regis Corp.                                           10,967,802
     724,262 Waste Connections, Inc.*                              27,007,730
     750,225 WCA Waste Corp.*                                       6,564,469
     461,195 West Corp.*                                           17,709,888
                                                               --------------
                                                                  112,188,739
                                                               --------------

             COMPUTER SERVICES SOFTWARE AND SYSTEMS 5.2%
     569,675 CACI International, Inc., Class A*                    35,980,673
     797,550 QLogic Corp.*                                         24,620,369
     865,200 SRA International, Inc., Class A*                     30,039,744
                                                               --------------
                                                                   90,640,786
                                                               --------------

             CONSUMER PRODUCTS 0.5%
     352,450 Helen of Troy Ltd.*                                    8,973,377
                                                               --------------

             DIVERSIFIED FINANCIAL SERVICES 2.7%
   1,411,175 Housing Development Finance Corp. Ltd.                28,692,539
   1,396,975 U.S.I. Holdings Corp.*                                17,993,038
                                                               --------------
                                                                   46,685,577
                                                               --------------

             EDUCATION SERVICES 1.1%
     411,250 Laureate Education, Inc.*                             19,682,425
                                                               --------------

             ELECTRONICS 0.5%
     489,325 Semtech Corp.*                                         8,147,261
                                                               --------------

             ELECTRONICS - SEMICONDUCTORS/COMPONENTS 6.4%
   1,048,999 AMIS Holdings, Inc.*                                  13,993,647
   3,135,479 ASE Test Ltd.*                                        20,192,485
     852,875 Integrated Circuit Systems, Inc.*                     17,603,340
   1,659,150 National Semiconductor Corp.                          36,551,074
     308,775 SigmaTel, Inc.*                                        5,298,579
     313,250 Silicon Laboratories, Inc.*                            8,210,282
     270,050 Tessera Technologies, Inc.*                            9,022,371
                                                               --------------
                                                                  110,871,778
                                                               --------------


   SHARES                                                           VALUE
------------                                                   --------------
             FINANCE COMPANIES 1.9%
     430,250 Accredited Home Lenders Holding Co.*                $ 18,931,000
     495,525 United PanAm Financial Corp.*                         13,582,340
                                                               --------------
                                                                   32,513,340
                                                               --------------

             FINANCE - SMALL LOAN 4.5%
   3,052,331 AmeriCredit Corp.*                                    77,834,440
                                                               --------------

             FINANCIAL INFORMATION SERVICES 0.9%
     425,600 Factset Research Systems, Inc.                        15,253,504
                                                               --------------

             FINANCIAL - MISCELLANEOUS 6.3%
     490,100 Brown & Brown, Inc.                                   22,025,094
   1,256,506 Fidelity National Financial, Inc.                     44,844,699
   1,069,575 First American Corp.                                  42,932,741
                                                               --------------
                                                                  109,802,534
                                                               --------------

             FOOD AND DRUG RETAILING 0.5%
     250,000 Shoppers Drug Mart Corp.*                              8,657,215
                                                               --------------

             FOODS 2.0%
   1,315,300 NBTY, Inc.*                                           34,118,882
                                                               --------------

             HEALTH CARE FACILITIES 3.0%
     635,275 Pharmaceutical Product Development, Inc.*             29,768,987
     193,740 Sunrise Senior Living, Inc.*                          10,458,085
     224,450 United Surgical Partners International, Inc.*         11,689,356
                                                               --------------
                                                                   51,916,428
                                                               --------------

             HEALTH CARE MANAGEMENT SERVICES 5.2%
     853,575 AMERIGROUP Corp.*                                     34,313,715
     410,325 Pacificare Health Systems*                            29,317,721
     366,475 Pediatrix Medical Group, Inc.*                        26,950,572
                                                               --------------
                                                                   90,582,008
                                                               --------------

             HEALTH CARE SERVICES 2.2%
     579,148 Express Scripts, Inc.*                                28,945,817
     209,375 Lincare Holdings, Inc.*                                8,550,875
                                                               --------------
                                                                   37,496,692
                                                               --------------

             HOME BUILDING 7.9%
     501,633 D.R. Horton, Inc.                                     18,866,417
     441,350 Hovnanian Enterprises, Inc., Class A*                 28,776,020
     685,435 M.D.C. Holdings, Inc.                                 56,377,029
      40,373 NVR, Inc.*                                            32,702,130
                                                               --------------
                                                                  136,721,596
                                                               --------------

             INVESTMENT MANAGEMENT COMPANIES 0.9%
         600 Brantley Mezzanine Finance, LLC* ** *** +                 60,000
     441,900 SEI Investments Co.                                   16,504,965
                                                               --------------
                                                                   16,564,965
                                                               --------------

June 30, 2005 (Unaudited)

   SHARES                                                           VALUE
------------                                                   ---------------
             LEISURE TIME 2.5%
     388,800 Life Time Fitness, Inc.*                            $ 12,756,528
     854,520 SCP Pool Corp.                                        29,985,107
                                                               ---------------
                                                                   42,741,635
                                                               ---------------

             MEDICAL AND DENTAL INSTRUMENTS AND SUPPLIES 1.9%
     393,963 ICU Medical, Inc.*                                    12,673,789
   1,576,975 PSS World Medical, Inc.*                              19,633,339
                                                               ---------------
                                                                   32,307,128
                                                               ---------------

             MEDICAL SERVICES 0.5%
     302,380 PRA International*                                     8,097,736
                                                               ---------------

             REAL ESTATE INVESTMENT TRUSTS (REIT) 7.7%
   1,307,850 Anworth Mortgage Asset Corp.                          12,869,244
     657,675 Bimini Mortgage Management, Inc.,
             Class A                                                9,273,218
   1,307,750 HomeBanc Corp.                                        11,887,447
     858,400 MortgageIT Holdings, Inc.                             15,665,800
     685,825 Redwood Trust, Inc.                                   35,388,570
   1,542,000 Saxon Capital, Inc.                                   26,321,940
     753,475 Thornburg Mortgage, Inc.                              21,948,727
                                                               ---------------
                                                                  133,354,946
                                                               ---------------

             RENTAL AND LEASING SERVICES - CONSUMER 0.9%
     670,115 Rent-A-Center, Inc.*                                  15,606,978
                                                               ---------------

             RETAIL 10.1%
     968,920 Dollar Tree Stores, Inc.*                             23,254,080
     795,475 Global Imaging Systems, Inc.*                         25,343,833
     309,825 Group 1 Automotive, Inc.*                              7,448,193
     311,275 Lithia Motors, Inc., Class A                           8,980,284
     296,400 Michaels Stores, Inc.                                 12,262,068
     331,175 MSC Industrial Direct Co., Inc.                       11,177,156
   2,056,170 O'Reilly Automotive, Inc.*                            61,294,428
     323,300 PETCO Animal Supplies, Inc.*                           9,479,156
     737,695 Sonic Automotive, Inc.                                15,683,396
                                                               ---------------
                                                                  174,922,594
                                                               ---------------

             SAVINGS AND LOANS 2.2%
   1,405,298 Commercial Capital Bancorp, Inc.                      23,482,530
   1,519,416 W Holding Co., Inc.                                   15,528,431
                                                               ---------------
                                                                   39,010,961
                                                               ---------------

             TEXTILES, APPAREL AND LUXURY GOODS 0.6%
     174,475 Carter's, Inc.*                                       10,185,850
                                                               ---------------

             TRUCKERS 0.5%
     368,550 Knight Transportation, Inc.                            8,966,822
                                                               ---------------


             TOTAL COMMON STOCKS
             (COST $1,230,165,183)                              1,654,391,833
                                                               ---------------

  PRINCIPAL
   AMOUNT                                                           VALUE
------------                                                   ---------------
             CORPORATE BONDS 0.2%

             INVESTMENT MANAGEMENT COMPANIES 0.2%
  $3,000,000 Brantley Mezzanine Finance, LLC,
             10.00%, 9/21/09*** +                              $    2,947,439
                                                               ---------------

             TOTAL CORPORATE BONDS
             (COST $2,947,439)                                      2,947,439
                                                               ---------------

             SHORT-TERM INVESTMENTS 4.6%

             REPURCHASE AGREEMENT 4.6%
  80,964,000 Repurchase Agreement dated 6/30/05,
             2.10% due 7/1/05 with State Street Bank
             and Trust Co. collateralized by $57,090,000
             of United States Treasury Bonds 8.00% due
             11/15/21; value: $82,584,282; repurchase
             proceeds: $80,968,723 (cost $80,964,000)              80,964,000
                                                               ---------------


             TOTAL SHORT-TERM INVESTMENTS
             (COST $80,964,000)                                    80,964,000
                                                               ---------------

             TOTAL INVESTMENTS
             (COST $1,314,076,622) 100.2%                       1,738,303,272

             LIABILITIES LESS OTHER ASSETS (0.2)%                 (3,603,953)
                                                               ---------------

             NET ASSETS 100.0%                                 $1,734,699,319
                                                               ===============

             *Non-income producing.

             **Common units.

             ***Security was fair valued under procedures adopted by the Board of Directors (see Note 2).

             +Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 5).

             See notes to schedules of investments.

GLOBAL SCIENCE & TECHNOLOGY FUND - SCHEDULE OF INVESTMENTS
June 30, 2005 (Unaudited)



   SHARES                                                           VALUE
------------                                                   ---------------
             COMMON STOCKS 89.0%

             AEROSPACE 1.2%
      26,000 MTC Technologies, Inc.*                              $   957,580
                                                               ---------------

             AUTO COMPONENTS 0.5%
      21,000 Sundaram Clayton Ltd. (India)                            348,197
                                                               ---------------

             BANKS 1.4%
      71,225 HDFC Bank Ltd. (India)                                 1,038,845
                                                               ---------------

             BIOTECHNOLOGY RESEARCH AND PRODUCTION 1.0%
      17,275 Isolagen, Inc.*                                           70,827
      33,375 Neurochem, Inc.* (Canada)                                335,419
      29,175 QIAGEN N.V.* (Netherlands)                               336,680
                                                               ---------------
                                                                      742,926
                                                              ---------------

             BUILDING PRODUCTS 0.7%
      43,175 IVRCL Infrastructure and Projects
             Ltd. (India)                                             483,242
                                                              ---------------

             CASINOS AND GAMBLING 0.2%
       6,187 Shuffle Master, Inc.*                                    173,422
                                                              ---------------
             CHEMICALS 0.4%
      11,350 Cabot Microelectronics Corp.*                            329,036
                                                              ---------------

             COMMERCIAL INFORMATION SERVICES 0.1%
       5,000 Fastclick, Inc.*                                          45,500
                                                              ---------------

             COMMERCIAL SERVICES AND SUPPLIES 1.2%
     200,800 Allen-Vanguard Corp.* (Canada)                           660,989
       4,350 CoStar Group, Inc.*                                      189,660
                                                              ---------------
                                                                      850,649
                                                              ---------------

             COMMUNICATIONS TECHNOLOGY 0.9%
      19,250 QUALCOMM, Inc.                                           635,442
                                                              ---------------

             COMPUTER SERVICES SOFTWARE AND SYSTEMS 11.3%
       6,550 CACI International, Inc., Class A*                       413,698
      28,650 Cognizant Technology Solutions Corp.,
             Class A*                                               1,350,274
      54,017 EPIQ Systems, Inc.*                                      883,718
      40,000 Kanbay International, Inc.*                              924,400
     127,850 Kintera, Inc.*                                           435,969
      24,400 Open Solutions, Inc.*                                    495,564
      32,550 Opnet Technologies, Inc.*                                263,655
      36,375 PDF Solutions, Inc.*                                     477,240
      41,975 QLogic Corp.*                                          1,295,768
      47,300 SRA International, Inc., Class A*                      1,642,256
                                                              ---------------
                                                                    8,182,542
                                                              ---------------





   SHARES                                                           VALUE
------------                                                   ---------------
             COMPUTER TECHNOLOGY 1.0%
      31,525 Trident Microsystems, Inc.*                        $    715,302
                                                               ---------------

             DIVERSIFIED FINANCIAL SERVICES 2.4%
      84,825 Housing Development Finance Corp.
             Ltd. (India)                                           1,724,694
                                                               ---------------

             DIVERSIFIED TELECOMMUNICATION SERVICES 0.9%
      20,400 Astra Microwave Products Ltd. (India)                   658,313
                                                               ---------------

             DRUGS AND PHARMACEUTICALS 3.9%
      21,400 Angiotech Pharmaceuticals, Inc.* (Canada)                296,604
      14,589 Docpharma N.V.* (Belgium)                                590,651
      56,525 ISTA Pharmaceuticals, Inc.*                              470,288
      14,950 NeoPharm, Inc.*                                          149,351
       7,000 Northwest Biotherapeutics, Inc.*                           1,260
      12,250 Taro Pharmaceuticals Industries
             Ltd.* (Israel)                                           356,108
      14,500 Teva Pharmaceutical Industries Ltd.
             ADR (Israel)                                             451,530
     120,318 United Drug plc (Ireland)                                516,356
                                                               ---------------
                                                                    2,832,148
                                                               ---------------

             ELECTRICAL AND ELECTRONICS 2.4%
      36,250 Multi-Fineline Electronix, Inc.*                         667,000
      36,250 Power Integrations, Inc.*                                781,912
      34,575 TTM Technologies, Inc.*                                  263,116
                                                               ---------------
                                                                    1,712,028
                                                               ---------------

             ELECTRICAL EQUIPMENT 1.1%
     776,300 Unisteel Technology Ltd. (Singapore)                     783,211
                                                               ---------------

             ELECTRONIC EQUIPMENT AND INSTRUMENTS 2.3%
   1,016,000 Innovalues Precision Ltd. (Singapore)                    331,632
     360,000 MFS Technology Ltd. (Singapore)                          132,463
      24,500 Phoenix PDE Co. Ltd. (Korea)                             141,861
       3,475 Samsung Electronics Co.,
             Ltd. GDR (Korea)                                         831,394
      21,000 Venture Corp. Ltd. (Singapore)                           199,406
                                                               ---------------
                                                                    1,636,756
                                                               ---------------

             ELECTRONICS 1.2%
      29,375 CyberOptics Corp.*                                       381,875
      24,925 Nu Horizons Electronics Corp.*                           159,520
      17,925 Supertex, Inc.*                                          316,556
                                                               ---------------
                                                                      857,951
                                                               ---------------

             ELECTRONICS - MEDICAL SYSTEMS 1.2%
      20,350 EPIX Pharmaceuticals, Inc.*                              180,098
      15,025 Intuitive Surgical, Inc.*                                700,766
                                                               ---------------
                                                                      880,864
                                                               ---------------

June 30, 2005 (Unaudited)

   SHARES                                                           VALUE
------------                                                   ---------------

             ELECTRONICS - SEMICONDUCTORS/COMPONENTS 24.3%
      84,125 Advanced Power Technology, Inc.*                     $   593,081
      18,725 Altera Corp.*                                            371,130
       4,325 AMIS Holdings, Inc.*                                      57,696
     159,250 ASE Test Ltd.* (Taiwan)                                1,025,570
      74,575 Integrated Circuit Systems, Inc.*                      1,539,228
      98,575 Leadis Technology, Inc.*                                 793,529
     128,800 Micrel, Inc.*                                          1,483,776
      44,800 MIPS Technologies, Inc.*                                 322,560
      70,325 National Semiconductor Corp.                           1,549,260
      33,325 Nova Measuring Instruments Ltd.* (Israel)                 78,914
     196,825 O2Micro International Ltd.*
             (Cayman Islands)                                       2,765,391
     147,050 PLX Technology, Inc.*                                  1,494,028
       8,475 PortalPlayer, Inc.*                                      176,449
      13,550 SigmaTel, Inc.*                                          232,518
      52,000 Silicon Laboratories, Inc.*                            1,362,920
     126,719 SiRF Technology Holdings, Inc.*                        2,240,389
      43,250 Tessera Technologies, Inc.*                            1,444,982
                                                                --------------
                                                                   17,531,421
                                                                --------------

             ELECTRONICS - TECHNOLOGY 0.4%
      40,750 EFJ, Inc.*                                               275,062
                                                                --------------

             FOOD AND DRUG RETAILING 1.0%
      23,600 Sugi Pharmacy Co. Ltd. (Japan)                           706,574
                                                                --------------

             HEALTH CARE EQUIPMENT AND SUPPLIES 2.5%
      14,800 Biacore International AB (Sweden)                        386,463
      63,925 Cytori Therapeutics, Inc.* (Germany)                     197,061
      27,400 RaySearch Laboratories AB* (Sweden)                      368,261
       3,975 Straumann Holding AG (Switzerland)                       827,060
                                                                --------------
                                                                    1,778,845
                                                                --------------

             HEALTH CARE FACILITIES 0.3%
       4,075 Pharmaceutical Product Development,
             Inc.*                                                    190,954
                                                                --------------

             HEALTH CARE MANAGEMENT SERVICES 0.5%
       9,550 Computer Programs & Systems, Inc.                        355,928
                                                                --------------

             HEALTH CARE PROVIDERS AND SERVICES 0.7%
      15,500 Icon plc ADR* (Ireland)                                  537,850
                                                                --------------

             INTERNET SOFTWARE AND SERVICES 0.5%
     230,625 Opera Software ASA* (Norway)                             329,585
                                                                --------------

             MACHINERY 3.3%
      14,750 ADP Engineering Co. Ltd* (Korea)                         163,255
      21,850 Bharat Forge Ltd. (India)                                728,802
   2,738,000 MMI Holdings Ltd. (Singapore)                            658,095
      47,700 Pason Systems, Inc. (Canada)                             827,842
                                                                --------------
                                                                    2,377,994
                                                                --------------


   SHARES                                                           VALUE
------------                                                   ---------------

             MEDICAL AND DENTAL INSTRUMENTS AND SUPPLIES 7.5%
     106,950 Abaxis, Inc.*                                      $   1,163,616
      19,500 Cyberonics, Inc.*                                        846,105
     144,125 Enpath Medical, Inc.*                                    785,481
      18,150 ICU Medical, Inc.*                                       583,885
       5,300 Kinetic Concepts, Inc.*                                  318,000
      43,225 NuVasive, Inc.*                                          718,400
      15,325 Techne Corp.*                                            703,571
      22,600 VNUS Medical Technologies, Inc.*                         271,878
                                                              ----------------
                                                                    5,390,936
                                                              ----------------

             MEDICAL SERVICES 0.5%
      14,350 PRA International*                                       384,293
                                                              ----------------

             MISCELLANEOUS MATERIALS AND COMMODITIES 1.0%
      26,625 Symyx Technologies, Inc.*                                744,968
                                                              ----------------

             PRODUCTION TECHNOLOGY EQUIPMENT 2.6%
     162,930 inTEST Corp.*                                            586,548
      69,725 Intevac, Inc.*                                           730,021
      24,325 Nanometrics, Inc.*                                       303,819
      19,850 Rudolph Technologies, Inc.*                              284,450
                                                              ----------------
                                                                    1,904,838
                                                              ----------------

             REAL ESTATE 0.3%
      58,550 Mahindra Gesco Developers Ltd.* (India)                  188,680
                                                              ----------------

             SECURITIES BROKERAGE AND SERVICES 0.2%
       7,475 optionsXpress, Inc.                                      113,620
                                                              ----------------

             SEMICONDUCTOR EQUIPMENT AND PRODUCTS 3.4%
       5,750 austriamicrosystems AG* (Austria)                        215,079
      55,525 CSR plc* (United Kingdom)                                384,961
      28,325 PSi Technologies Holdings, Inc.
             ADR* (Philippines)                                        35,973
      18,525 SEZ Holding AG* (Switzerland)                            448,960
     488,000 Solomon Systech International
             Ltd. (Hong Kong)                                         172,684
     131,606 Taiwan Semiconductor Manufacturing Co.
             Ltd. ADR (Taiwan)                                      1,200,243
                                                              ----------------
                                                                    2,457,900
                                                              ----------------

             SOFTWARE 3.0%
     113,000 Hexaware Tech. Ltd. (India)                              350,242
      27,900 Infosys Technologies Ltd. (India)                      1,513,017
      45,275 Ninetowns Digital World Trade Holdings
             Ltd. ADR* (China)                                        312,398
                                                              ----------------
                                                                    2,175,657
                                                              ----------------

             TELECOMMUNICATIONS EQUIPMENT 0.4%
      15,425 Applied Signal Technology, Inc.                          293,692
                                                              ----------------

June 30, 2005 (Unaudited)


   SHARES                                                           VALUE
------------                                                   ---------------
             TEXTILES, APPAREL AND LUXURY GOODS 0.3%
      31,700 Bombay Dyeing and Manufacturing Company
             Ltd. (India)                                         $   245,142
                                                               ---------------

             UTILITIES - TELECOMMUNICATIONS 1.0%
      28,250 Nextel Partners, Inc., Class A*                          711,052
                                                               ---------------


             TOTAL COMMON STOCKS
             (COST $58,898,319)                                    64,283,639
                                                               ---------------

             PREFERRED STOCKS 0.1%

             COMMUNICATIONS TECHNOLOGY 0.0%
       6,528 Xtera Communications, Inc.,
             Series A-1 Pfd.* *** +                                     7,076
                                                               ---------------

             DRUGS AND PHARMACEUTICALS 0.1%
     283,018 Point Biomedical Corp.,
             Series F Pfd.* *** +                                     120,000
                                                               ---------------


             TOTAL PREFERRED STOCKS
             (COST $157,076)                                          127,076
                                                               ---------------

             LIMITED PARTNERSHIP INTEREST 0.1%

             OTHER 0.1%
             Montagu Newhall Global Partners II-B,
             L.P.* *** +                                               62,043
                                                               ---------------


             TOTAL LIMITED PARTNERSHIP INTEREST
             (COST $72,144)                                            62,043
                                                               ---------------

             WARRANTS 0.0%

             DRUGS AND PHARMACEUTICALS 0.0%
       3,832 Acusphere, Inc.
             expiring  8/2/08* *** +                                        -
         768 Acusphere, Inc.
             expiring  10/20/08* *** +                                      -
      84,905 Point Biomedical Corp.
             expiring 2/16/12* *** +                                        -
                                                               ---------------


             TOTAL WARRANTS (COST $0)                                       -
                                                               ---------------


  PRINCIPAL
   AMOUNT                                                           VALUE
------------                                                   ---------------
             SHORT-TERM INVESTMENTS 10.5%

             REPURCHASE AGREEMENT 10.5%
  $7,571,000 Repurchase Agreement dated 6/30/05,
             2.10% due 7/1/05 with State Street Bank
             and Trust Co. collateralized by $5,340,000
             of United States Treasury Bonds 8.00% due
             11/15/21; value: $7,724,646; repurchase
             proceeds: $7,571,442+++ (cost $7,571,000)          $   7,571,000
                                                               ---------------

             TOTAL SHORT-TERM INVESTMENTS
             (COST $7,571,000)                                      7,571,000
                                                               ---------------

             TOTAL INVESTMENTS
             (COST $66,698,539) 99.7%                              72,043,758

             OTHER ASSETS LESS LIABILITIES 0.3%                       185,073
                                                               ---------------

             NET ASSETS 100.0%                                  $  72,228,831
                                                               ===============


   SHARES                                                           VALUE
------------                                                   ---------------
             SECURITIES SOLD SHORT

      10,000 Ceramic Protection Corp. (Canada)
             (proceeds $176,227)                                $    176,078
                                                               ===============

             *Non-income producing.

             ***Security was fair valued under procedures adopted by the Board of Directors. (see Note 2).

             +Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 5).

             +++All or a portion of this security has been designated as collateral for open short positions or purchase commitments (see Note 6).

             ADR American Depositary Receipt.

             GDR Global Depositary Receipt.

             See notes to schedules of investments.


GLOBAL SCIENCE & TECHNOLOGY FUND - SCHEDULE OF INVESTMENTS (continued) June 30, 2005 (Unaudited)

             At June 30, 2005, Wasatch Global Science &
             Technology Fund's investments, excluding securities
             sold short and short-term investments,
             were in the following countries:
             COUNTRY                                             %
             ---------------------------------------------------------
             Austria                                            0.3
             Belgium                                            0.9
             Canada                                             3.3
             Cayman Islands                                     4.3
             China                                              0.5
             Germany                                            0.3
             Hong Kong                                          0.3
             India                                             11.3
             Ireland                                            1.6
             Israel                                             1.4
             Japan                                              1.1
             Korea                                              1.7
             Netherlands                                        0.5
             Norway                                             0.5
             Philippines                                        0.1
             Singapore                                          3.3
             Sweden                                             1.2
             Switzerland                                        2.0
             Taiwan                                             3.4
             United Kingdom                                     0.6
             United States                                     61.4
                                                           ------------
             TOTAL                                            100.0%
                                                           ===========

HERITAGE GROWTH FUND - SCHEDULE OF INVESTMENTS
June 30, 2005 (Unaudited)

   SHARES                                                           VALUE
------------                                                   ---------------
             COMMON STOCKS 93.3%

             AIR TRANSPORT 0.6%
      72,025 JetBlue Airways Corp.*                               $ 1,472,191
                                                                --------------

             BANKS 9.4%
     246,300 Commerce Bancorp, Inc.                                 7,465,353
     206,025 Doral Financial Corp.                                  3,407,654
     219,225 New York Community Bancorp, Inc.                       3,972,357
     259,325 North Fork Bancorporation, Inc.                        7,284,439
     101,600 TCF Financial Corp.                                    2,629,408
                                                                --------------
                                                                   24,759,211
                                                                --------------

             BIOTECHNOLOGY RESEARCH AND PRODUCTION 1.3%
      68,875 Charles River Laboratories
             International, Inc.*                                   3,323,219
                                                                --------------

             COMMERCIAL SERVICES AND SUPPLIES 1.8%
      22,375 Corporate Executive Board Co.                          1,752,634
      21,900 eBay, Inc.*                                              722,919
      93,825 IAC/InterActive Corp.*                                 2,256,491
                                                                --------------
                                                                    4,732,044
                                                                --------------

             COMMUNICATIONS TECHNOLOGY 0.5%
      17,250 L-3 Communications Holdings, Inc.                      1,321,005
                                                                --------------

             COMPUTER SERVICES SOFTWARE AND SYSTEMS 4.8%
     107,550 Affiliated Computer Services, Inc.,
             Class A*                                               5,495,805
      30,850 NAVTEQ Corp.*                                          1,147,003
     195,175 QLogic Corp.*                                          6,025,052
                                                                --------------
                                                                   12,667,860
                                                                --------------

             DIVERSIFIED FINANCIAL SERVICES 1.6%
      39,500 Countrywide Financial Corp.                            1,525,095
     135,000 Housing Development Finance Corp. Ltd.                 2,744,871
                                                                --------------
                                                                    4,269,966
                                                                --------------

             DRUGS AND PHARMACEUTICALS 3.7%
      31,600 Forest Laboratories, Inc.*                             1,227,660
     275,825 Teva Pharmaceutical Industries Ltd. ADR                8,589,190
                                                                --------------
                                                                    9,816,850
                                                                --------------

             EDUCATION SERVICES 4.6%
     129,825 Apollo Group, Inc., Class A*                          10,154,911
     154,000 Corinthian Colleges, Inc.*                             1,966,580
                                                                --------------
                                                                   12,121,491
                                                                --------------

             ELECTRONICS 1.2%
      80,100 Amphenol Corp., Class A                                3,217,617
                                                                --------------

             ELECTRONICS - MEDICAL SYSTEMS 0.8%
      16,500 Medtronic, Inc.                                          854,535
      34,750 Varian Medical Systems, Inc.*                          1,297,217
                                                                --------------
                                                                    2,151,752
                                                                --------------

   SHARES                                                           VALUE
------------                                                   ---------------
             ELECTRONICS - SEMICONDUCTORS/COMPONENTS 6.2%
     143,175 Linear Technology Corp.                             $  5,253,090
     117,975 Maxim Integrated Products, Inc.                        4,507,825
      59,350 Microchip Technology, Inc.                             1,757,947
     223,725 National Semiconductor Corp.                           4,928,662
                                                              ----------------
                                                                   16,447,524
                                                              ----------------

             ENERGY - MISCELLANEOUS 0.6%
      73,500 Chesapeake Energy Corp.                                1,675,800
                                                              ----------------

             FINANCE COMPANIES 1.5%
      48,000 Capital One Financial Corp.                            3,840,480
                                                              ----------------

             FINANCE - SMALL LOAN 1.4%
     149,250 AmeriCredit Corp.*                                     3,805,875
                                                              ----------------

             FINANCIAL DATA PROCESSING SERVICES AND SYSTEMS 1.1%
      66,450 Fiserv, Inc.*                                          2,854,027
                                                              ----------------

             FINANCIAL INFORMATION SERVICES 0.6%
      32,750 Moody's Corp.                                          1,472,440
                                                              ----------------

             FINANCIAL - MISCELLANEOUS 1.8%
      67,500 Brown & Brown, Inc.                                    3,033,450
      31,750 Fidelity National Financial, Inc.                      1,133,158
      16,500 First American Corp.                                     662,310
                                                              ----------------
                                                                    4,828,918
                                                              ----------------

             HEALTH CARE EQUIPMENT AND SUPPLIES 1.0%
      12,725 Straumann Holding AG                                   2,647,633
                                                              ----------------

             HEALTH CARE FACILITIES 2.4%
     140,775 Health Management Associates, Inc.,
             Class A                                                3,685,490
      50,750 Quest Diagnostics, Inc.                                2,703,452
                                                              ----------------
                                                                    6,388,942
                                                              ----------------

             HEALTH CARE MANAGEMENT SERVICES 4.8%
     116,675 Caremark Rx, Inc.*                                     5,194,371
      31,000 Pacificare Health Systems*                             2,214,950
      74,000 WellPoint, Inc.*                                       5,153,360
                                                              ----------------
                                                                   12,562,681
                                                              ----------------

             HEALTH CARE SERVICES 0.6%
      31,850 Express Scripts, Inc.*                                 1,591,863
                                                              ----------------

             HOME BUILDING 8.0%
     121,976 D.R. Horton, Inc.                                      4,587,518
      41,375 Hovnanian Enterprises, Inc., Class A*                  2,697,650
      74,525 Lennar Corp., Class A                                  4,728,611
      25,475 M.D.C. Holdings, Inc.                                  2,095,319
       5,795 NVR, Inc.*                                             4,693,950
      27,325 Pulte Homes, Inc.                                      2,302,131
                                                              ----------------
                                                                   21,105,179
                                                              ----------------



June 30, 2005 (Unaudited)

   SHARES                                                           VALUE
------------                                                   ---------------
             INVESTMENT MANAGEMENT COMPANIES 0.7%
      49,425 SEI Investments Co.                                  $ 1,846,024
                                                                --------------

             MEDICAL AND DENTAL INSTRUMENTS AND SUPPLIES 3.0%
      38,275 Biomet, Inc.                                           1,325,463
      46,875 Kinetic Concepts, Inc.*                                2,812,500
      39,350 St. Jude Medical, Inc.*                                1,716,053
      25,950 Zimmer Holdings, Inc.*                                 1,976,612
                                                                --------------
                                                                    7,830,628
                                                                --------------

             OIL AND GAS 1.3%
     109,750 Ultra Petroleum Corp.*                                 3,332,010
                                                                --------------

             PRODUCTION TECHNOLOGY EQUIPMENT 1.4%
      85,050 KLA-Tencor Corp.                                       3,716,685
                                                                --------------

             REAL ESTATE INVESTMENT TRUSTS (REIT) 1.5%
      64,100 iStar Financial, Inc.                                  2,665,919
      23,000 New Century Financial Corp.                            1,183,350
                                                                --------------
                                                                    3,849,269
                                                                --------------

             RECREATIONAL VEHICLES AND BOATS 2.2%
     119,500 Harley-Davidson, Inc.                                  5,927,200
                                                                --------------

             RETAIL 15.0%
      72,825 Amazon.com, Inc.*                                      2,409,051
      42,400 AutoZone, Inc.*                                        3,920,304
     155,475 Bed Bath & Beyond, Inc.*                               6,495,746
      67,475 Best Buy Co., Inc.                                     4,625,411
      70,800 CDW Corp.                                              4,041,972
      72,500 Chico's FAS, Inc.*                                     2,485,300
     156,575 Dollar Tree Stores, Inc.*                              3,757,800
     728,500 Esprit Holdings Ltd.                                   5,272,940
      67,250 Home Depot, Inc.                                       2,616,025
      45,250 Lowe's Companies, Inc.                                 2,634,455
      49,200 TJX Companies, Inc.                                    1,198,020
                                                                --------------
                                                                   39,457,024
                                                                --------------

             SAVINGS AND LOANS 1.4%
      57,275 Golden West Financial Corp.                            3,687,364
                                                                --------------

             SOFTWARE 2.0%
      75,500 Infosys Technologies Ltd.                              4,094,366
      16,425 Infosys Technologies Ltd. ADR                          1,272,445
                                                                --------------
                                                                    5,366,811
                                                                --------------

             TEXTILES, APPAREL AND LUXURY GOODS 1.7%
      67,300 Coach, Inc.*                                           2,259,261
       9,000 Puma AG Rudolf Dassler Sport                           2,226,940
                                                                --------------
                                                                    4,486,201
                                                                --------------


   SHARES                                                           VALUE
------------                                                   ---------------
               UTILITIES - TELECOMMUNICATIONS 2.8%
        66,325 Nextel Communications, Inc., Class A*             $  2,142,961
       204,800 Nextel Partners, Inc., Class A*                      5,154,816
                                                               ---------------
                                                                    7,297,777
                                                               ---------------


               TOTAL COMMON STOCKS
               (COST $227,863,514)                                245,871,561
                                                               ---------------


  PRINCIPAL
   AMOUNT                                                           VALUE
------------                                                   ---------------
               SHORT-TERM INVESTMENTS 8.2%

               REPURCHASE AGREEMENT 8.2%
   $21,678,000 Repurchase Agreement dated 6/30/05,
               2.10% due 7/1/05 with State Street Bank
               and Trust Co. collateralized by $15,290,000
               of United States Treasury Bonds 8.00% due
               11/15/21; value:  $22,117,948; repurchase
               proceeds: $21,679,265 (cost $21,678,000)          $ 21,678,000
                                                               ---------------

               TOTAL SHORT-TERM INVESTMENTS
               (COST $21,678,000)                                  21,678,000
                                                               ---------------

               TOTAL INVESTMENTS
               (COST $249,541,514) 101.5%                         267,549,561

               LIABILITIES LESS OTHER ASSETS (1.5)%                (4,002,592)
                                                               ---------------

               NET ASSETS 100.0%                                $ 263,546,969
                                                               ===============

               *Non-income producing.

               ADR American Depositary Receipt.

               See notes to schedules of investments.

INTERNATIONAL GROWTH FUND - SCHEDULE OF INVESTMENTS
June 30, 2005 (Unaudited)

   SHARES                                                           VALUE
------------                                                   ---------------
               COMMON STOCKS 93.3%

               AIRLINES 2.2%
       124,300 Gol Linhas Aereas Inteligentes S.A.
               ADR (Brazil)                                      $ 3,736,458
       256,675 WestJet Airlines Ltd.* (Canada)                     2,854,733
                                                               --------------
                                                                   6,591,191
                                                               --------------

               BANKS 3.6%
       129,400 Doral Financial Corp. (Puerto Rico)                 2,140,276
       389,480 HDFC Bank Ltd. (India)                              5,680,719
        62,275 Musashino Bank Ltd. (Japan)                         2,678,797
                                                               --------------
                                                                  10,499,792
                                                               --------------

               BEVERAGES 1.3%
       148,490 Kibun Food Chemifa Co. Ltd. (Japan)                 3,749,409
                                                               --------------

               BIOTECHNOLOGY RESEARCH AND PRODUCTIONS 3.5%
        35,660 Actelion Ltd.* (Switzerland)                        3,698,692
       775,000 Ark Therapeutics Group plc*
               (United Kingdom)                                    1,423,124
       155,000 Neurochem, Inc.* (Canada)                           1,557,750
       312,625 QIAGEN N.V.* (Netherlands)                          3,607,692
                                                               --------------
                                                                  10,287,258
                                                               --------------

               COMMERCIAL SERVICES AND SUPPLIES 7.4%
        13,999 Acadomia Group (France)                               474,025
       154,950 Allen-Vanguard Corp.* (Canada)                        510,061
       555,900 Bloomsbury Publishing plc
               (United Kingdom)                                    3,749,547
         1,250 En-Japan, Inc. (Japan)                              5,692,578
     1,875,000 Linmark Group Ltd. (Hong Kong)                        536,824
       323,200 Park24 Co. Ltd. (Japan)                             6,412,120
       107,125 Techem AG* (Germany)                                4,532,621
                                                               --------------
                                                                  21,907,776
                                                               --------------

               COMPUTERS AND PERIPHERALS 1.5%
       137,800 Logitech International S.A.* (Switzerland)          4,424,204
                                                               --------------

               DIVERSIFIED FINANCIAL SERVICES 4.9%
       175,000 AWD Holding AG (Germany)                            7,351,625
       146,850 Home Capital Group, Inc., Class B
               (Canada)                                            4,368,527
     1,496,350 Nissin Co Ltd. (Japan)                              2,806,753
                                                               --------------
                                                                  14,526,905
                                                               --------------

               DIVERSIFIED TELECOMMUNICATION SERVICES 1.8%
        52,066 Option N.V.* (Belgium)                              1,795,753
     1,504,250 Zyxel Communications Corp. (Taiwan)                 3,566,509
                                                               --------------
                                                                   5,362,262
                                                               --------------


   SHARES                                                           VALUE
------------                                                   ---------------
              DRUGS AND PHARMACEUTICALS 6.2%
      336,575 Angiotech Pharmaceuticals, Inc.*
              (Canada)                                           $ 4,626,432
       43,475 Fuji Pharmaceutical Co. Ltd. (Japan)                   441,062
       96,600 Sawai Pharmaceutical Co. Ltd. (Japan)                2,918,298
    2,870,000 SkyePharma plc* (United Kingdom)                     2,853,593
      120,000 Sun Pharmaceutical Industries Ltd. (India)           1,592,778
    1,330,662 United Drug plc (Ireland)                            5,710,664
                                                               --------------
                                                                  18,142,827
                                                               --------------

              ELECTRIC UTILITIES 1.4%
      152,150 Red Electrica de Espana (Spain)                      4,210,254
                                                               --------------

              ELECTRICAL EQUIPMENT 2.2%
        5,715 SAIA-Burgess Electronics AG
              (Switzerland)                                        4,121,747
    2,406,700 Unisteel Technology Ltd. (Singapore)                 2,428,125
                                                               --------------
                                                                   6,549,872
                                                               --------------

              ELECTRONIC EQUIPMENT AND INSTRUMENTS 0.6%
    4,675,000 MFS Technology Ltd. (Singapore)                      1,720,178
                                                               --------------

              ELECTRONICS - SEMICONDUCTORS/COMPONENTS 1.2%
       98,800 ASM International N.V.* (Netherlands)                1,570,920
      134,375 O2Micro International Ltd.*
              (Cayman Islands)                                     1,887,969
                                                               --------------
                                                                   3,458,889
                                                               --------------

              FOOD AND DRUG RETAILING 2.0%
       26,575 NIHON CHOUZAI Co., Inc. (Japan)                        730,938
       51,750 Sugi Pharmacy Co. Ltd. (Japan)                       1,549,373
    2,248,175 Wumart Stores, Inc. (China)                          3,616,104
                                                               --------------
                                                                   5,896,415
                                                               --------------

              HEALTH CARE EQUIPMENT AND SUPPLIES 5.6%
      164,740 Elekta AB, Class B* (Sweden)                         6,832,185
    3,099,300 LMA International N.V.* (Singapore)                  1,471,478
    2,016,000 Moulin International Holdings Ltd.***
              (Hong Kong)                                              2,594
       23,480 Nakanishi, Inc. (Japan)                              2,363,033
       28,415 Straumann Holding AG (Switzerland)                   5,912,180
                                                               --------------
                                                                  16,581,470
                                                               --------------

              HEALTH CARE PROVIDERS AND SERVICES 4.2%
       45,750 Eurofins Scientific* (France)                        1,504,356
      109,325 Icon plc ADR* (Ireland)                              3,793,577
      158,365 Orpea* (France)                                      7,016,551
                                                               --------------
                                                                  12,314,484
                                                               --------------

              HOTELS, RESTAURANTS AND LEISURE 1.7%
       97,675 Fairmont Hotels & Resorts, Inc. (Canada)             3,379,191
      393,984 Hotel Leelaventure Ltd. (India)                      1,702,355
                                                               --------------
                                                                   5,081,546
                                                               --------------

June 30, 2005 (Unaudited)

   SHARES                                                           VALUE
------------                                                   ---------------
               HOUSEHOLD DURABLES 4.9%
        59,700 Citizen Electronics Co. Ltd. (Japan)              $ 3,074,100
       229,200 Desarrolladora Homex, S.A. de C.V.
               ADR* (Mexico)                                       6,284,664
     2,419,950 HTL International Holdings Ltd.
               (Singapore)                                         1,981,918
     1,210,675 Techtronic Industries Company
               Ltd. (Hong Kong)                                    3,053,405
                                                               --------------
                                                                  14,394,087
                                                               --------------

               HOUSEHOLD PRODUCTS 1.0%
        99,700 Milbon Co. Ltd. (Japan)                             3,038,921
                                                               --------------

               INFORMATION TECHNOLOGY CONSULTING
               AND SERVICE 3.5%
       249,915 Indra Sistemas, S.A. (Spain)                        4,945,743
       229,500 Intec, Inc. (Japan)                                 2,421,454
         2,150 NIWS Co. Ltd. (Japan)                               2,830,733
                                                               --------------
                                                                  10,197,930
                                                               --------------

               INTERNET AND CATALOG RETAIL 2.7%
     1,903,390 Carphone Warehouse Group plc
               (United Kingdom)                                    6,282,789
       119,675 Submarino SA GDR* (Brazil)                          1,794,870
                                                               --------------
                                                                   8,077,659
                                                               --------------

               LEISURE EQUIPMENT AND PRODUCTS 3.0%
       288,375 Mega Bloks, Inc.* (Canada)                          5,639,208
        59,675 Rodriguez Group (France)                            3,128,761
                                                               --------------
                                                                   8,767,969
                                                               --------------

               MACHINERY 1.0%
        57,908 Bharat Forge Ltd. (India)                           1,931,510
        25,000 Takeuchi Manufacturing Co. Ltd. (Japan)               969,429
                                                               --------------
                                                                   2,900,939
                                                               --------------

               MEDIA 1.9%
       149,300 Alliance Atlantis Communications,
               Inc., Class B* (Canada)                             3,503,496
        61,575 JC Decaux S.A.* (France)                            1,559,477
     2,048,350 Sanctuary Group plc (United Kingdom)                  697,228
                                                               --------------
                                                                   5,760,201
                                                               --------------

               OFFICE ELECTRONICS 1.5%
        49,050 Neopost S.A. (France)                               4,313,825
                                                               --------------

               OIL AND GAS 4.4%
       253,520 Cairn Energy plc* (United Kingdom)                  6,122,366
       645,575 Soco International plc* (United Kingdom)            6,910,378
                                                               --------------
                                                                  13,032,744
                                                               --------------


   SHARES                                                           VALUE
------------                                                   ---------------
              REAL ESTATE 1.3%
    5,428,000 Far East Consortium International Ltd.
              (Hong Kong)                                         $ 2,287,451
       56,287 Foncia Groupe (France)                                1,485,431
                                                               ---------------
                                                                    3,772,882
                                                               ---------------

              RETAIL 7.4%
       26,840 Bijou Brigitte AG (Germany)                           4,964,374
    4,423,400 Bonjour Holdings Ltd. (Hong Kong)                     2,134,461
      567,000 Esprit Holdings Ltd. (Hong Kong)                      4,103,990
       30,270 Gulliver International Co. Ltd. (Japan)               4,214,706
   11,907,900 Peace Mark Holdings Ltd. (Hong Kong)                  3,179,465
    1,534,670 Pumpkin Patch Ltd. (New Zealand)                      3,204,622
                                                               ---------------
                                                                   21,801,618
                                                               ---------------

              SEMICONDUCTOR EQUIPMENT AND PRODUCTS 3.1%
      498,400 CSR plc* (United Kingdom)                             3,455,462
       71,925 Disco Corp. (Japan)                                   2,996,605
      112,165 SEZ Holding AG* (Switzerland)                         2,718,357
                                                               ---------------
                                                                    9,170,424
                                                               ---------------

              SOFTWARE 0.9%
      440,000 Hexaware Tech. Ltd. (India)                           1,363,772
      172,625 Ninetowns Digital World Trade Holdings
              Ltd. ADR* (China)                                     1,191,113
                                                               ---------------
                                                                    2,554,885
                                                               ---------------

              TEXTILES, APPAREL AND LUXURY GOODS 4.0%
    1,525,000 Li Ning Co. Ltd. (Hong Kong)                            726,060
      116,310 Pantaloon Retail India Ltd. (India)                   3,686,338
       20,300 Puma AG Rudolf Dassler Sport (Germany)                5,022,986
      268,425 Ted Baker plc (United Kingdom)                        2,406,823
                                                               ---------------
                                                                   11,842,207
                                                               ---------------

              WIRELESS TELECOMMUNICATION SERVICES 1.4%
      901,900 Virgin Mobile Holdings plc
              (United Kingdom)                                      4,168,648
                                                               ---------------


              TOTAL COMMON STOCKS
              (COST $218,123,948)                                 275,099,671
                                                               ---------------

              WARRANTS 0.0%

              MACHINERY 0.0%
        1,379 Bharat Forge Ltd.
              expiring 9/30/06* (India)                                 9,674
                                                               ---------------


              TOTAL WARRANTS (COST $0)                                  9,674
                                                               ---------------

June 30, 2005 (Unaudited)

  PRINCIPAL
   AMOUNT                                                           VALUE
------------                                                   ---------------
               SHORT-TERM INVESTMENTS 7.8%

               REPURCHASE AGREEMENT 7.8%
   $23,007,000 Repurchase Agreement dated 6/30/05,
               2.10% due 7/1/05 with State Street Bank
               and Trust Co. collateralized by $16,225,000
               of United States Treasury Bonds 8.00% due
               11/15/21; value: $23,470,485; repurchase
               proceeds: $23,008,342 (cost $23,007,000)          $23,007,000
                                                               --------------

               TOTAL SHORT-TERM INVESTMENTS
               (COST $23,007,000)                                 23,007,000
                                                               --------------

               TOTAL INVESTMENTS
               (COST $241,130,948) 101.1%                        298,116,345

               LIABILITIES LESS OTHER ASSETS (1.1)%               (3,125,586)
                                                               --------------

               NET ASSETS 100.0%                                $294,990,759
                                                               ==============

               *Non-income producing.

               ***Security was fair valued under procedures adopted by the

               Board of Directors (see Note 2).

               ADR American Depositary Receipts.

               GDR Global Depositary Receipts.

               See notes to schedules of investments.


              At June 30, 2005, Wasatch International Growth
              Fund's investments, excluding short-term investments, were in the following countries:

              COUNTRY                                               %
              ---------------------------------------------------------------
              Belgium                                              0.7
              Brazil                                               2.0
              Canada                                               9.6
              Cayman Islands                                       0.7
              China                                                1.7
              France                                               7.1
              Germany                                              7.9
              Hong Kong                                            5.8
              India                                                5.8
              Ireland                                              3.4
              Japan                                                17.8
              Mexico                                               2.3
              Netherlands                                          1.9
              New Zealand                                          1.2
              Puerto Rico                                          0.8
              Singapore                                            2.8
              Spain                                                3.3
              Sweden                                               2.5
              Switzerland                                          7.6
              Taiwan                                               1.3
              United Kingdom                                       13.8
                                                              ---------------
              TOTAL                                               100.0%
                                                              ===============

INTERNATIONAL OPPORTUNITIES FUND - SCHEDULE OF INVESTMENTS
June 30, 2005 (Unaudited)

   SHARES                                                           VALUE
------------                                                   ---------------
             COMMON STOCKS 83.8%

             AUTO COMPONENTS 1.8%
      58,750 ARB Corp. Ltd. (Australia)                           $  136,389
      93,050 Super Cheap Auto Group Ltd. (Australia)                 199,726
       6,000 Yutaka Giken Co. Ltd. (Japan)                           132,293
                                                               --------------
                                                                     468,408
                                                               --------------

             AUTOMOBILES 0.7%
      38,775 European Motor Holdings plc
             (United Kingdom)                                        187,557
                                                               --------------

             BANKS 0.7%
       8,450 Kas Bank NA (Netherlands)                               175,701
                                                               --------------

             BEVERAGES 1.1%
      11,325 Kibun Food Chemifa Co. Ltd. (Japan)                     285,959
                                                               --------------

             BIOTECHNOLOGY RESEARCH AND PRODUCTION 0.6%
      53,600 Ark Therapeutics Group plc*
             (United Kingdom)                                         98,425
       6,800 Neurochem, Inc.* (Canada)                                68,340
                                                               --------------
                                                                     166,765
                                                               --------------

             BUILDING PRODUCTS 0.9%
      24,900 Fleetwood Corp. Ltd. (Australia)                        117,696
       8,300 Kitagawa Industries Co. Ltd. (Japan)                    133,231
                                                               --------------
                                                                     250,927
                                                               --------------

             CHEMICALS 0.2%
       5,000 MARKTEC Corp. (Japan)                                    45,766
                                                               --------------

             COMMERCIAL SERVICES AND SUPPLIES 7.2%
       3,275 Acadomia Group (France)                                 110,896
      55,175 Allen-Vanguard Corp.* (Canada)                          181,624
      41,075 Bloomsbury Publishing plc
             (United Kingdom)                                        277,051
      21,875 Carter & Carter Group plc*
             (United Kingdom)                                        140,101
     171,500 Environmental Management Solutions,
             Inc.* (Canada)                                           62,882
       6,000 KG Intelligence Co. Ltd. (Japan)                         61,683
     446,000 Linmark Group Ltd. (Hong Kong)                          127,693
       7,950 MegaStudy Co. Ltd.* (Korea)                             341,977
          50 OUTSOURCING, Inc. (Japan)                                59,067
     849,000 Raffles Education Corp Ltd. (Singapore)                 377,893
      29,525 Semcon AB* (Sweden)                                     178,758
                                                               --------------
                                                                   1,919,625
                                                               --------------

             COMPUTERS AND PERIPHERALS 0.5%
     998,000 Anwell Technologies Ltd. (Singapore)                    118,457
                                                               --------------

             CONSTRUCTION AND ENGINEERING 0.4%
      86,050 Lycopodium Ltd.* (Australia)                            117,895
                                                               --------------


   SHARES                                                           VALUE
------------                                                   ---------------
             CONSTRUCTION MATERIALS 0.8%
         650 Getaz Romang Holding SA (Switzerland)                $   210,208
                                                               ---------------

             DISTRIBUTORS 0.7%
      76,525 Commercial Solutions, Inc.* (Canada)                     187,057
                                                               ---------------

             DIVERSIFIED FINANCIAL SERVICES 6.4%
     238,600 Acta Holdings ASA (Norway)                               470,446
      19,925 Caliber Global Investment Ltd.*
             (United Kingdom)                                         201,840
      46,175 Credit Corp. Group Ltd. (Australia)                      105,438
       5,600 International Maritime Exchange
             ASA (Norway)                                              64,195
      28,475 IOOF Holdings Ltd. (Australia)                           144,347
      53,450 New Zealand Exchange Ltd.*
             (New Zealand)                                            290,934
          65 Osaka Securities Exchange Co. (Japan)                    244,432
       4,150 Oslo Bors ASA*** (Norway)                                177,605
                                                               ---------------
                                                                    1,699,237
                                                               ---------------

             DRUGS AND PHARMACEUTICALS 2.0%
       3,675 Docpharma N.V.* (Belgium)                                148,786
      20,125 Meda AB (Sweden)                                         204,795
       4,100 Sawai Pharmaceutical Co. Ltd. (Japan)                    123,861
          10 Sosei Co. Ltd.* (Japan)                                   47,615
                                                               ---------------
                                                                      525,057
                                                               ---------------

             ELECTRICAL EQUIPMENT 2.8%
       7,100 Chiyoda Integre Co. Ltd. (Japan)                         172,874
       5,400 Optoelectronics Co. Ltd. (Japan)                         205,501
       6,200 Phoenix Electric Co. Ltd. (Japan)                        109,306
     257,000 Unisteel Technology Ltd. (Singapore)                     259,288
                                                               ---------------
                                                                      746,969
                                                               ---------------

             ELECTRONIC EQUIPMENT AND INSTRUMENTS 5.9%
     200,000 Chroma ATE, Inc. (Taiwan)                                182,478
       3,725 Core Logic, Inc. (Korea)                                 127,467
       4,500 Enplas Corp. (Japan)                                     121,742
       4,025 Funkwerk AG (Germany)                                    144,758
      11,000 Horiba Ltd. (Japan)                                      237,578
     265,000 MFS Technology Ltd. (Singapore)                           97,508
      18,600 Phoenix PDE Co. Ltd. (Korea)                             107,698
      60,100 TRL Electronics plc* (United Kingdom)                    226,106
     252,000 Varitronix International Ltd. (Hong Kong)                220,501
      66,650 zed.i solutions, Inc.* (Canada)                           96,122
                                                               ---------------
                                                                    1,561,958
                                                               ---------------

             ELECTRONICS - SEMICONDUCTORS/COMPONENTS 0.6%
      24,725 ASE Test Ltd.* (Taiwan)                                  159,229
                                                               ---------------

June 30, 2005 (Unaudited)

   SHARES                                                           VALUE
------------                                                   ---------------
             FOOD AND DRUG RETAILING 2.0%
     328,000 Convenience Retail Asia Ltd.
             (Hong Kong)                                          $  108,681
       3,400 Daikokutenbussan Company Ltd. (Japan)                   110,380
       5,900 Green Cross Coa Co. Ltd. (Japan)                        194,733
       4,500 NIHON CHOUZAI Co., Inc. (Japan)                         123,771
                                                               --------------
                                                                     537,565
                                                               --------------

             FOOD PRODUCTS 0.4%
      28,125 CoolBrands International, Inc.* (Canada)                 94,415
                                                               --------------

             HEALTH CARE EQUIPMENT AND SUPPLIES 4.6%
      11,500 Fujirebio, Inc. (Japan)                                 216,746
     244,000 LMA International N.V.* (Singapore)                     115,846
       2,900 MANI, Inc. (Japan)                                      143,836
       1,600 Nakanishi, Inc. (Japan)                                 161,025
      42,750 RaySearch Laboratories AB* (Sweden)                     574,567
                                                               --------------
                                                                   1,212,020
                                                               --------------

             HOUSEHOLD DURABLES 3.1%
       5,225 Beter Bed Holding NV (Netherlands)                      151,912
      40,800 Homebuy Group plc* (United Kingdom)                      99,772
     182,000 HTL International Holdings
             Ltd. (Singapore)                                        149,056
       6,200 Joint Corp. (Japan)                                     233,150
       7,680 Nihon Eslead Corp. (Japan)                              180,417
                                                               --------------
                                                                     814,307
                                                               --------------

             HOUSEHOLD PRODUCTS 0.5%
       5,000 Suruga Co. Ltd. (Japan)                                 123,546
                                                               --------------

             INSURANCE 1.1%
      80,678 OAMPS Ltd. (Australia)                                  156,591
     310,000 Pacific Century Insurance Holdings
             Ltd. (Hong Kong)                                        127,647
                                                               --------------
                                                                     284,238
                                                               --------------

             INTERNET SOFTWARE AND SERVICES 0.5%
      83,000 Opera Software ASA* (Norway)                            118,615
                                                               --------------

             LEISURE EQUIPMENT AND PRODUCTS 1.4%
       1,775 CTS Eventim* (Germany)                                   74,545
      19,175 KABE Husvagnar AB (Sweden)                              299,441
                                                               --------------
                                                                     373,986
                                                               --------------

             MACHINERY 6.5%
      11,350 ADP Engineering Co. Ltd* (Korea)                        125,624
      21,000 Asahi Diamond Industrial Co. (Japan)                    139,571
      82,000 Awea Mechantronic Co. Ltd. (Taiwan)                     136,429
      47,000 BASSO INDUSTRY Corp. (Taiwan)                           110,248
     225,000 First Engineering Ltd. (Singapore)                      164,243
   1,239,625 MMI Holdings Ltd. (Singapore)                           297,951
      17,500 Pason Systems, Inc. (Canada)                            303,716
       8,100 Takeuchi Manufacturing Co. Ltd. (Japan)                 314,095
      32,075 Titan Europe plc (United Kingdom)                       116,936
                                                               --------------
                                                                   1,708,813
                                                               --------------


   SHARES                                                           VALUE
------------                                                   ---------------
             MARINE 0.9%
     339,000 Ezra Holdings Ltd. (Singapore)                       $   245,448
                                                               ---------------

             MEDIA 0.7%
      15,700 Arbeit-Times Co. Ltd. (Japan)                            186,322
                                                               ---------------

             METALS AND MINING 3.9%
      71,325 Agincourt Resources Ltd.* (Australia)                     70,576
      38,375 Avocet Mining plc* (United Kingdom)                       51,905
     674,625 CBH Resources Ltd. (Australia)                           123,238
      94,475 Consolidated Minerals Ltd. (Australia)                   289,077
      95,975 Equigold NL (Australia)                                   78,896
      44,750 Jubilee Mines NL (Australia)                             242,858
      80,250 Mincor Resources NL (Australia)                           38,176
      15,525 Shore Gold, Inc.* (Canada)                                61,984
      46,475 Troy Resources NL (Australia)                             82,776
                                                               ---------------
                                                                    1,039,486
                                                               ---------------

             OIL AND GAS 7.0%
      86,325 ARC Energy Ltd.* (Australia)                             127,470
      15,750 Blackrock Ventures, Inc.* (Canada)                       126,534
      75,225 Bow Valley Energy Ltd.* (Canada)                         199,203
      98,197 Det Norske Oljeselskap ASA* (Norway)                     379,724
      77,450 Dragon Oil plc (Ireland)                                 148,811
      44,125 JKX Oil and Gas plc (United Kingdom)                     120,946
      17,225 Melrose Resources plc (United Kingdom)                    96,896
      68,750 Saxon Energy Services, Inc.* (Canada)                    218,467
      12,550 Soco International plc* (United Kingdom)                 134,338
      18,900 Sondex plc (United Kingdom)                               70,428
     130,975 Tap Oil Ltd.* (Australia)                                239,260
                                                               ---------------
                                                                    1,862,077
                                                               ---------------

             PERSONAL PRODUCTS 0.6%
       6,800 HABA Laboratories, Inc. (Japan)                          166,796
                                                               ---------------

             REAL ESTATE 1.6%
         125 Apamanshop Network Co. Ltd. (Japan)                      137,524
          25 CRESCENDO Investment Corp.* (Japan)                      131,211
      16,500 Takara Leben Co. Ltd. (Japan)                            154,897
                                                               ---------------
                                                                      423,632
                                                               ---------------

             RETAIL 5.6%
       5,600 Able C&C* (Korea)                                        241,431
      11,200 Jeans Mate Corp. (Japan)                                 130,796
      11,950 New Wave Group AB, Class B (Sweden)                      211,088
     540,000 Peace Mark Holdings Ltd. (Hong Kong)                     144,183
     567,000 Pertama Holdings Ltd. (Singapore)                         95,902
     100,271 Pumpkin Patch Ltd. (New Zealand)                         209,381
       3,300 Tamron Co Ltd. (Japan)                                    54,013
       3,300 Tamron Co Ltd. Bonus Shares* (Japan)                      54,013
      52,325 Topps Tiles plc (United Kingdom)                         170,607
          15 Village Vanguard Co. Ltd.* (Japan)                       174,497
                                                               ---------------
                                                                    1,485,911
                                                               ---------------

June 30, 2005 (Unaudited)

   SHARES                                                           VALUE
------------                                                   ---------------
             SEMICONDUCTOR EQUIPMENT AND PRODUCTS 2.2%
       5,125 austriamicrosystems AG* (Austria)                    $  191,701
          17 Chip One Stop, Inc.* (Japan)                             55,190
     122,000 Holtek Semiconductor, Inc. (Taiwan)                     143,088
       1,850 Mtekvision Co. Ltd. (Korea)                              52,397
      16,000 New Japan Radio Co., Ltd. (Japan)                       139,958
                                                               --------------
                                                                     582,334
                                                               --------------

             SOFTWARE 3.1%
     487,000 DMX Technologies* (Singapore)                           215,321
      11,200 Isra Vision Systems AG* (Germany)                       245,745
      16,000 Lectra (France)                                          77,370
       9,100 Profdoc ASA (Norway)                                    115,443
      83,000 SpringSoft, Inc. (Taiwan)                               172,944
                                                               --------------
                                                                     826,823
                                                               --------------

             TEXTILES, APPAREL AND LUXURY GOODS 2.5%
     378,500 Ports Design Ltd. (Hong Kong)                           275,179
      12,900 Ted Baker plc (United Kingdom)                          115,667
       8,600 United Arrows Ltd. (Japan)                              270,665
                                                               --------------
                                                                     661,511
                                                               --------------

             TRANSPORTATION INFRASTRUCTURE 2.3%
      10,300 Alps Logistics Co. Ltd. (Japan)                         221,530
     238,000 Goodpack Ltd. (Singapore)                               193,507
      10,000 Trancom Co Ltd. (Japan)                                 204,257
                                                               --------------
                                                                     619,294
                                                               --------------


             TOTAL COMMON STOCKS
             (COST $22,075,493)                                   22,193,914
                                                               --------------

             WARRANTS 0.0%

             METALS AND MINING 0.0%
      23,994 Equigold NL
             expiring 5/31/07* (Australia)                             2,922
                                                               --------------

             TRANSPORTATION INFRASTRUCTURE 0.0%
      17,875 Goodpack Ltd.
             expiring 4/13/07* (Singapore)                             3,872
                                                               --------------


             TOTAL WARRANTS
             (COST $646)                                               6,794
                                                               --------------



  PRINCIPAL
   AMOUNT                                                           VALUE
------------                                                   ---------------
             SHORT-TERM INVESTMENTS 1.1%

             REPURCHASE AGREEMENT 1.1%
    $289,000 Repurchase Agreement dated 6/30/05,
             2.10% due 7/1/05 with State Street Bank
             and Trust Co. collateralized by $295,000
             of United States Treasury Bonds 3.50% due
             2/15/10; value: $295,369; repurchase
             proceeds: $289,017 (cost $289,000)                  $    289,000
                                                               ---------------

             TOTAL SHORT-TERM INVESTMENTS
             (COST $289,000)                                          289,000
                                                               ---------------

             TOTAL INVESTMENTS
             (COST $22,365,139) 84.9%                              22,489,708

             OTHER ASSETS LESS LIABILITIES 15.1%                    4,008,800
                                                               ---------------

             NET ASSETS 100.0%                                   $ 26,498,508
                                                               ===============

             *Non-income producing.

             ***Security was fair valued under procedures adopted by the Board of Directors (see Note 2).

             See notes to schedules of investments.


INTERNATIONAL OPPORTUNITIES FUND - SCHEDULE OF INVESTMENTS (continued) June 30, 2005 (Unaudited)

             At June 30, 2005, Wasatch International
             Opportunities Fund's investments, excluding short-term investments, were in the following countries:

             COUNTRY                                                 %
             ----------------------------------------------------------------
             Australia                                             10.2
             Austria                                                0.9
             Belgium                                                0.7
             Canada                                                 7.2
             France                                                 0.8
             Germany                                                2.1
             Hong Kong                                              4.5
             Ireland                                                0.7
             Japan                                                 27.0
             Korea                                                  4.5
             Netherlands                                            1.5
             New Zealand                                            2.3
             Norway                                                 6.0
             Singapore                                             10.5
             Sweden                                                 6.6
             Switzerland                                            0.9
             Taiwan                                                 4.1
             United Kingdom                                         9.5
                                                               --------------
             TOTAL                                                100.0%
                                                               ==============

MICRO CAP FUND - SCHEDULE OF INVESTMENTS
June 30, 2005 (Unaudited)


   SHARES                                                           VALUE
------------                                                   ---------------
             COMMON STOCKS 98.8%

             AEROSPACE 0.9%
     131,650 MTC Technologies, Inc.*                             $  4,848,669
                                                                --------------

             AUTO PARTS - AFTER MARKET 1.9%
     196,575 Aftermarket Technology Corp.*                          3,426,302
     294,475 Keystone Automotive Industries, Inc.*                  7,282,367
                                                                --------------
                                                                   10,708,669
                                                                --------------

             BANKS 2.6%
      81,000 Bank of the Ozarks, Inc.                               2,660,040
     190,550 Franklin Bank Corp.*                                   3,574,718
     207,125 Placer Sierra Bancshares                               5,648,299
      20,525 Western Alliance Bancorp*                                521,335
     186,300 Wilshire Bancorp, Inc.                                 2,669,679
                                                                --------------
                                                                   15,074,071
                                                                --------------

             BIOTECHNOLOGY RESEARCH AND PRODUCTION 0.2%
     390,875 Discovery Partners International, Inc.*                1,117,902
                                                                --------------

             CHEMICALS 0.5%
      87,825 Cabot Microelectronics Corp.*                          2,546,047
                                                                --------------

             COMMERCIAL INFORMATION SERVICES 0.4%
      89,550 Morningstar, Inc.*                                     2,520,832
                                                                --------------

             COMMERCIAL SERVICES AND SUPPLIES 9.0%
      57,035 Acadomia Group                                         1,931,279
     972,825 Allen-Vanguard Corp.*                                  3,202,325
     994,060 AMN Healthcare Services, Inc.*                        14,940,722
      60,125 CRA International, Inc.*                               3,237,731
     110,200 Keith Cos, Inc.*                                       2,389,136
     137,075 Monro Muffler, Inc.*                                   4,045,083
     251,050 Providence Service Corp. (The)*                        6,233,572
   9,565,600 Raffles Education Corp Ltd.                            4,257,685
     114,450 Resources Connection, Inc.*                            2,658,674
     857,000 SM&A*                                                  7,687,290
                                                                --------------
                                                                   50,583,497
                                                                --------------

             COMPUTER SERVICES SOFTWARE AND SYSTEMS 3.9%
     197,375 Captiva Software Corp.*                                2,850,095
     190,325 EPIQ Systems, Inc.*                                    3,113,717
     189,235 Kanbay International, Inc.*                            4,373,221
     352,915 Kintera, Inc.*                                         1,203,440
     229,950 Open Solutions, Inc.*                                  4,670,285
     491,475 Opnet Technologies, Inc.*                              3,980,948
      95,907 Retalix Ltd.*                                          2,062,000
                                                                --------------
                                                                   22,253,706
                                                                --------------


   SHARES                                                           VALUE
------------                                                   ---------------
             COMPUTER TECHNOLOGY 1.2%
     273,430 FARGO Electronics, Inc.*                          $   5,465,866
     294,950 Qualstar Corp.*                                       1,168,002
                                                               ---------------
                                                                   6,633,868
                                                               ---------------

             DISTRIBUTORS 0.4%
   1,000,000 Commercial Solutions, Inc.
             PIPE* *** + ++                                        2,206,600
                                                               ---------------

             DIVERSIFIED FINANCIAL SERVICES 2.4%
   2,525,300 Acta Holdings ASA                                     4,979,117
     147,100 Home Capital Group, Inc., Class B                     4,375,964
     347,336 U.S.I. Holdings Corp.*                                4,473,688
                                                               ---------------
                                                                  13,828,769
                                                               --------------

             DRUGS AND PHARMACEUTICALS 2.2%
     101,038 Docpharma N.V.*                                       4,090,632
     345,303 ISTA Pharmaceuticals, Inc.*                           2,872,921
     227,650 Salix Pharmaceuticals Ltd.*                           4,020,299
     197,125 ViroPharma, Inc.*                                     1,370,019
                                                               --------------
                                                                  12,353,871
                                                               --------------

             EDUCATION SERVICES 0.3%
      78,800 Lincoln Educational Services*                         1,595,700
                                                               --------------

             ELECTRICAL AND ELECTRONICS 1.0%
     133,972 Power Integrations, Inc.*                             2,889,776
     328,850 TTM Technologies, Inc.*                               2,502,549
                                                               --------------
                                                                   5,392,325
                                                               --------------

             ELECTRICAL EQUIPMENT 0.5%
   2,824,400 Unisteel Technology Ltd.                              2,849,543
                                                               --------------

             ELECTRICAL EQUIPMENT AND COMPONENTS 0.1%
      55,750 Color Kinetics, Inc.*                                   593,180
                                                               --------------

             ELECTRONIC EQUIPMENT AND INSTRUMENTS 0.5%
   7,203,225 MFS Technology Ltd.                                   2,650,445
                                                               --------------

             ELECTRONICS 1.1%
     531,600 Nu Horizons Electronics Corp.*                        3,402,240
     148,625 Supertex, Inc.*                                       2,624,718
                                                               --------------
                                                                   6,026,958
                                                               --------------

             ELECTRONICS - MEDICAL SYSTEMS 1.3%
     399,525 EPIX Pharmaceuticals, Inc.*                           3,535,796
     650,575 IRIDEX Corp.* ++                                      3,935,979
                                                               --------------
                                                                   7,471,775
                                                               --------------

             ELECTRONICS - SEMICONDUCTORS/COMPONENTS 14.6%
     788,225 Advanced Power Technology, Inc.* ++                   5,556,986
     453,025 ASE Test Ltd.*                                        2,917,481
     288,125 Excel Technology, Inc.*                               7,001,438
     112,200 Integrated Circuit Systems, Inc.*                     2,315,808
     466,650 Leadis Technology, Inc.*                              3,756,532

June 30, 2005 (Unaudited)

   SHARES                                                           VALUE
------------                                                   ---------------
             ELECTRONICS - SEMICONDUCTORS/COMPONENTS
             (CONTINUED)
     940,975 Micrel, Inc.*                                      $  10,840,032
     303,175 Nova Measuring Instruments Ltd.*                         717,918
   1,103,650 O2Micro International Ltd.*                           15,506,282
     726,976 Pericom Semiconductor Corp.*                           5,917,585
   1,138,400 PLX Technology, Inc.*                                 11,566,144
      70,100 SigmaTel, Inc.*                                        1,202,916
      55,675 Silicon Laboratories, Inc.*                            1,459,242
     329,300 SiRF Technology Holdings, Inc.*                        5,822,024
     242,450 Tessera Technologies, Inc.*                            8,100,255
                                                                --------------
                                                                   82,680,643
                                                                --------------

             ELECTRONICS - TECHNOLOGY 0.4%
     301,350 EFJ, Inc.*                                             2,034,112
                                                                --------------

             FINANCE COMPANIES 1.3%
     272,705 United PanAm Financial Corp.*                          7,474,844
                                                                --------------

             FINANCE - SMALL LOAN 0.4%
     138,697 Encore Capital Group, Inc.*                            2,357,849
                                                                --------------

             FINANCIAL INFORMATION SERVICES 0.4%
     106,850 Huron Consulting Group, Inc.*                          2,516,317
                                                                --------------

             FINANCIAL - MISCELLANEOUS 1.2%
     112,500 Asset Acceptance Capital Corp.*                        2,914,875
     111,200 First Cash Financial Services, Inc.*                   2,376,344
      34,150 Portfolio Recovery Associates, Inc.*                   1,434,983
                                                                --------------
                                                                    6,726,202
                                                                --------------

             FOOD AND DRUG RETAILING 0.3%
   5,937,875 Convenience Retail Asia Ltd.                           1,967,474
                                                                --------------

             HEALTH CARE EQUIPMENT AND SUPPLIES 1.5%
     193,925 Biacore International AB                               5,063,834
   6,697,900 LMA International N.V.*                                3,180,012
                                                                --------------
                                                                    8,243,846
                                                                --------------

             HEALTH CARE FACILITIES 2.0%
     122,525 American Healthways, Inc.*                             5,179,132
     469,125 Capital Senior Living Corp.*                           3,326,096
     170,975 LHC Group, Inc.*                                       3,108,326
                                                                --------------
                                                                   11,613,554
                                                                --------------

             HEALTH CARE MANAGEMENT SERVICES 6.8%
      65,150 AMERIGROUP Corp.*                                      2,619,030
     823,525 AmSurg Corp.*                                         22,803,407
      76,725 Computer Programs & Systems, Inc.                      2,859,541
     276,931 CorVel Corp.*                                          6,956,507
      74,728 Mediware Information Systems, Inc.*                      745,038
      53,300 Molina Healthcare, Inc.*                               2,359,058
                                                                --------------
                                                                   38,342,581
                                                                --------------

             HEALTH CARE PROVIDERS AND SERVICES 1.7%
     279,500 Icon plc ADR*                                          9,698,650
                                                                --------------



   SHARES                                                           VALUE
------------                                                   ---------------
             HEALTH CARE SERVICES 0.1%
      19,145 DrugMax, Inc.*                                      $     50,370
                                                              ----------------

             HOME BUILDING 0.9%
      60,950 Meritage Homes Corp.*                                  4,845,525
                                                              ----------------

             HOUSEHOLD DURABLES 0.2%
     117,188 easyhome Ltd.                                          1,355,873
                                                              ----------------

             HOUSEHOLD FURNISHINGS 0.6%
     121,625 Kirkland's, Inc.*                                      1,135,977
     100,650 Select Comfort Corp.*                                  2,156,930
                                                              ----------------
                                                                    3,292,907
                                                              ----------------

             MACHINERY 2.0%
     191,100 Gulf Island Fabrication, Inc.                          3,799,068
  21,566,825 MMI Holdings Ltd.                                      5,183,718
     126,400 Pason Systems, Inc.                                    2,193,693
                                                              ----------------
                                                                   11,176,479
                                                              ----------------

             MEDICAL AND DENTAL INSTRUMENTS AND SUPPLIES 6.5%
     578,275 Abaxis, Inc.*                                          6,291,632
     126,750 Cyberonics, Inc.*                                      5,499,682
     340,000 Encision, Inc.* ++                                       870,400
     436,825 Enpath Medical, Inc.* ++                               2,380,696
     151,710 ICU Medical, Inc.*                                     4,880,511
     205,350 IntraLase Corp.*                                       4,028,967
     254,765 NuVasive, Inc.*                                        4,234,194
     290,025 Thoratec Corp.*                                        4,448,984
     343,150 VNUS Medical Technologies, Inc.*                       4,128,095
                                                              ----------------
                                                                   36,763,161
                                                              ----------------

             MEDICAL SERVICES 3.2%
      97,825 PRA International*                                     2,619,754
     340,410 Stratagene Corp.*                                      2,958,163
     652,862 U.S. Physical Therapy, Inc.* ++                       12,521,893
                                                              ----------------
                                                                   18,099,810
                                                              ----------------

             MISCELLANEOUS MATERIALS AND COMMODITIES 0.6%
     116,800 Symyx Technologies, Inc.*                              3,268,064
                                                              ----------------

             OIL AND GAS 0.3%
     518,425 Saxon Energy Services, Inc.*                           1,647,403
                                                              ----------------

             PRODUCTION TECHNOLOGY EQUIPMENT 3.3%
      47,275 ADE Corp.*                                             1,326,064
     279,525 Entegris, Inc.*                                        2,767,298
     528,550 inTEST Corp.* ++                                       1,902,780
     525,150 Intevac, Inc.*                                         5,498,320
     641,000 LogicVision, Inc.*                                     1,301,294
     259,600 Mattson Technology, Inc.*                              1,858,736
     165,400 Nanometrics, Inc.*                                     2,065,846
     128,100 Rudolph Technologies, Inc.*                            1,835,673
                                                              ----------------
                                                                   18,556,011
                                                              ----------------

June 30, 2005 (Unaudited)

   SHARES                                                           VALUE
------------                                                   ---------------
             REAL ESTATE INVESTMENT TRUSTS (REIT) 0.6%
      88,950 Bimini Mortgage Management,
             Inc., Class A                                       $  1,254,195
     116,200 Saxon Capital, Inc.                                    1,983,534
                                                                --------------
                                                                    3,237,729
                                                                --------------

             RECREATIONAL VEHICLES AND BOATS 0.3%
     239,050 National R.V. Holdings, Inc.*                          1,910,009
                                                                --------------

             RETAIL 11.9%
      93,825 AC Moore Arts & Crafts, Inc.*                          2,965,808
     640,175 Big 5 Sporting Goods Corp.                            18,168,167
      54,475 Bijou Brigitte AG                                     10,075,792
      61,325 Citi Trends, Inc.*                                     1,108,756
     154,900 Cost Plus, Inc.*                                       3,863,206
      44,841 GiFi                                                   1,337,861
     138,150 Global Imaging Systems, Inc.*                          4,401,459
     147,925 Guitar Center, Inc.*                                   8,634,382
      70,868 Hibbett Sporting Goods, Inc.*                          2,681,645
     224,225 Lithia Motors, Inc., Class A                           6,468,891
      95,025 Monsoon plc*                                             557,528
      48,100 O'Reilly Automotive, Inc.*                             1,433,861
   1,351,948 Pumpkin Patch Ltd.                                     2,823,071
      60,950 School Specialty, Inc.*                                2,834,175
                                                                --------------
                                                                   67,354,602
                                                                --------------

             SAVINGS AND LOANS 0.5%
     173,782 Commercial Capital Bancorp, Inc.                       2,903,897
                                                                --------------

             SEMICONDUCTOR EQUIPMENT AND PRODUCTS 0.9%
     381,400 CSR plc*                                               2,644,288
     585,020 PSi Technologies Holdings, Inc. ADR*                     742,975
      79,178 SEZ Holding AG*                                        1,918,906
                                                                --------------
                                                                    5,306,169
                                                                --------------

             SHOES 1.0%
     177,875 Kenneth Cole Productions, Inc., Class A                5,535,470
                                                                --------------

             TELECOMMUNICATIONS EQUIPMENT 0.4%
     126,000 Applied Signal Technology, Inc.                        2,399,040
                                                                --------------

             TEXTILES, APPAREL AND LUXURY GOODS 0.6%
   4,004,500 Ports Design Ltd.                                      2,911,370
      19,350 Volcom, Inc.*                                            517,999
                                                                --------------
                                                                    3,429,369
                                                                --------------

             TRUCKERS 3.1%
     201,875 PAM Transportation Services*                           3,393,519
     192,525 Transport Corporation of America, Inc.*                1,309,170
     405,625 USA Truck, Inc.*                                      10,039,219
     175,800 Vitran Corp., Inc.*                                    2,777,640
                                                                --------------
                                                                   17,519,548
                                                                --------------


   SHARES                                                           VALUE
------------                                                   ---------------
             WHOLESALERS 0.8%
     167,500 Beacon Roofing Supply, Inc.*                       $   4,405,250
                                                               ---------------


             TOTAL COMMON STOCKS
             (COST $427,385,996)                                  557,969,185
                                                               ---------------

             PREFERRED STOCKS 0.5%

             DRUGS AND PHARMACEUTICALS 0.1%
   1,886,792 Point Biomedical Corp.,
             Series F Pfd.* *** +                                     800,000
                                                               ---------------

             HEALTH CARE SERVICES 0.4%
       3,200 DrugMax, Inc. Convertible Pfd. PIPE,
             Series A*** +                                          2,419,310
                                                               ---------------


             TOTAL PREFERRED STOCKS
             (COST $4,200,000)                                      3,219,310
                                                               ---------------

             WARRANTS 0.0%

             DRUGS AND PHARMACEUTICALS 0.0%
     566,037 Point Biomedical Corp.
             expiring 2/16/12* *** +                                        -
                                                               ---------------

             HEALTH CARE SERVICES 0.0%
     259,459 DrugMax, Inc.
             expiring 11/30/09* *** +                                       -
                                                               ---------------


             TOTAL WARRANTS (COST $0)                                       -
                                                               ---------------


June 30, 2005 (Unaudited)

  PRINCIPAL
   AMOUNT                                                           VALUE
------------                                                   ---------------
             SHORT-TERM INVESTMENTS 1.2%

             REPURCHASE AGREEMENT 1.2%
  $6,790,000 Repurchase Agreement dated 6/30/05,
             2.10% due 7/1/05 with State Street Bank
             and Trust Co. collateralized by $4,790,000
             of United States Treasury Bonds 8.00% due
             11/15/21; value: $6,929,037; repurchase
             proceeds: $6,790,396
             (cost $6,790,000)                                   $  6,790,000
                                                                --------------

             TOTAL SHORT-TERM INVESTMENTS
             (COST $6,790,000)                                      6,790,000
                                                                --------------

             TOTAL INVESTMENTS
             (COST $438,375,996) 100.5%                           567,978,495

             LIABILITIES LESS OTHER ASSETS (0.5)%                  (3,037,222)
                                                                --------------

             NET ASSETS 100.0%                                  $ 564,941,273
                                                                ==============

             *Non-income producing.

             ***Security was fair valued under procedures adopted by the Board of Directors (see Note 2).

             +Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 5).

             ++Affiliated company (see Note 4).

             ADR American Depositary Receipt.

             PIPE Private Investment in a Public Equity.

             See notes to schedules of investments.

MICRO CAP VALUE FUND - SCHEDULE OF INVESTMENTS
June 30, 2005 (Unaudited)

       SHARES                                                 VALUE
       ------                                                 -----
              COMMON STOCKS 96.4%

              AUTO PARTS - AFTER MARKET 1.5%
       40,000 Aftermarket Technology Corp.*                $  697,200
      110,000 IMPCO Technologies, Inc.*                       529,100
                                                           ----------
                                                            1,226,300
                                                           ----------

              BANKS 6.0%
       26,700 CommerceWest Bank*                              347,100
       23,100 Dearborn Bancorp, Inc.*                         598,290
       60,000 First State Financial Corp.                     750,000
       30,000 Placer Sierra Bancshares                        818,100
       40,000 Security Business Bank of San Diego*            620,000
        2,950 Western Alliance Bancorp*                        74,930
      120,000 Wilshire Bancorp, Inc.                        1,719,600
                                                           ----------
                                                            4,928,020
                                                           ----------

              BIOTECHNOLOGY RESEARCH AND PRODUCTION 1.1%
      178,200 Discovery Partners International, Inc.*         509,652
       37,775 Immunicon Corp.*                                191,519
       20,000 Neurochem, Inc.* (Canada)                       201,000
                                                           ----------
                                                              902,171
                                                           ----------

              BUILDING PRODUCTS 1.0%
       70,000 IVRCL Infrastructure and Projects
              Ltd. (India)                                    783,485
                                                           ----------

              COMMERCIAL INFORMATION SERVICES 0.8%
       25,000 Fastclick, Inc.*                                227,500
       14,075 Morningstar, Inc.*                              396,211
                                                           ----------
                                                              623,711
                                                           ----------

              COMMERCIAL SERVICES AND SUPPLIES 5.8%
       12,000 Acadomia Group (France)                         406,336
      350,000 Allen-Vanguard Corp.* (Canada)                1,152,122
       84,100 AMN Healthcare Services, Inc.*                1,264,023
      700,000 Environmental Management Solutions,
              Inc.* (Canada)                                  256,661
       15,000 MegaStudy Co. Ltd.* (Korea)                     645,239
       11,000 Monro Muffler, Inc.*                            324,610
       80,000 SM&A*                                           717,600
                                                           ----------
                                                            4,766,591
                                                           ----------

              COMMUNICATIONS TECHNOLOGY 0.2%
       30,000 Arbinet Holdings, Inc.*                         201,000
                                                           ----------

              COMPUTER SERVICES SOFTWARE AND SYSTEMS 1.9%
       42,200 Interactive Intelligence, Inc.*                 213,532
       20,900 Merge Technologies, Inc.*                       391,875
      115,000 Opnet Technologies, Inc.*                       931,500
                                                           ----------
                                                            1,536,907
                                                           ----------

              COMPUTER TECHNOLOGY 0.1%
       17,400 Qualstar Corp.*                              $   68,904
                                                           ----------

              CONSTRUCTION 1.2%
       60,000 Perini Corp.*                                   985,200
                                                           ----------

              CONSTRUCTION AND ENGINEERING 0.4%
      233,915 Lycopodium Ltd.* (Australia)                    320,480
                                                           ----------

              DISTRIBUTORS 1.2%
      400,000 Commercial Solutions, Inc.* (Canada)            977,756
                                                           ----------

              DIVERSIFIED FINANCIAL SERVICES 1.4%
      300,000 Acta Holdings ASA (Norway)                      591,508
       20,000 Home Capital Group, Inc., Class B
              (Canada)                                        594,965
                                                           ----------
                                                            1,186,473
                                                           ----------

              DRUGS AND PHARMACEUTICALS 3.4%
      127,166 ISTA Pharmaceuticals, Inc.*                   1,058,021
       22,500 NeoPharm, Inc.*                                 224,775
       20,000 Salix Pharmaceuticals Ltd.*                     353,200
       20,000 Taro Pharmaceuticals Industries Ltd.*
              (Israel)                                        581,400
       88,000 ViroPharma, Inc.*                               611,600
                                                           ----------
                                                            2,828,996
                                                           ----------

              EDUCATION SERVICES 0.3%
       11,275 Lincoln Educational Services*                   228,319
                                                           ----------

              ELECTRICAL AND ELECTRONICS 0.4%
       22,500 Lecroy Corp.*                                   309,375
                                                           ----------

              ELECTRICAL EQUIPMENT 1.0%
      800,000 Unisteel Technology Ltd. (Singapore)            807,122
                                                           ----------

              ELECTRONIC EQUIPMENT AND INSTRUMENTS 0.8%
      600,000 Jurong Technologies Industrial Corp.
              Ltd. (Singapore)                                626,706
                                                           ----------

              ELECTRONICS - MEDICAL SYSTEMS 1.8%
       25,000 EPIX Pharmaceuticals, Inc.*                     221,250
      204,900 IRIDEX Corp.*                                 1,239,645
                                                           ----------
                                                            1,460,895
                                                           ----------

              ELECTRONICS - SEMICONDUCTORS/COMPONENTS 9.6%
      303,035 Advanced Power Technology, Inc.*              2,136,397
      116,793 Aixtron AG ADR* (Germany)                       418,119
      158,000 Leadis Technology, Inc.*                      1,271,900
      165,550 Nova Measuring Instruments Ltd.* (Israel)       392,022
       80,000 Pericom Semiconductor Corp.*                    651,200
      210,000 PLX Technology, Inc.*                         2,133,600
       31,500 SigmaTel, Inc.*                                 540,540
       11,525 Tessera Technologies, Inc.*                     385,050
                                                           ----------
                                                            7,928,828
                                                           ----------

June 30, 2005 (Unaudited)

       SHARES                                                      VALUE
       ------                                                      -----
              ELECTRONICS - TECHNOLOGY 0.4%
       49,000 EFJ, Inc.*                                         $  330,750
                                                                 ----------

              FINANCE COMPANIES 3.2%
       70,000 Dollar Financial Corp.*                               742,700
       67,500 Nicholas Financial, Inc.                              753,300
       40,000 United PanAm Financial Corp.*                       1,096,400
                                                                 ----------
                                                                  2,592,400
                                                                 ----------

              FINANCE - SMALL LOAN 0.8%
       40,000 Encore Capital Group, Inc.*                           680,000
                                                                 ----------

              FINANCIAL INFORMATION SERVICES 0.3%
       10,950 Huron Consulting Group, Inc.*                         257,872
                                                                 ----------

              FINANCIAL - MISCELLANEOUS 1.8%
       50,000 First Cash Financial Services, Inc.*                1,068,500
       80,000 Life Partners Holding, Inc.                           400,000
                                                                 ----------
                                                                  1,468,500
                                                                 ----------

              FOOD PRODUCTS 0.8%
      200,000 CoolBrands International, Inc.* (Canada)              671,392
                                                                 ----------

              FOODS 0.6%
      100,000 Geopharma, Inc.*                                      195,000
       60,000 Poore Brothers, Inc.*                                 268,200
                                                                 ----------
                                                                    463,200
                                                                 ----------

              HEALTH CARE EQUIPMENT AND SUPPLIES 1.0%
      185,225 Cytori Therapeutics, Inc.* (Germany)                  570,992
      500,000 LMA International N.V.* (Singapore)                   237,389
                                                                 ----------
                                                                    808,381
                                                                 ----------

              HEALTH CARE FACILITIES 1.4%
      100,000 Capital Senior Living Corp.*                          709,000
       24,625 LHC Group, Inc.*                                      447,683
                                                                 ----------
                                                                  1,156,683
                                                                 ----------

              HEALTH CARE MANAGEMENT SERVICES 0.4%
        8,000 Computer Programs and Systems, Inc.                   298,160
                                                                 ----------

              HEALTH CARE SERVICES 0.8%
        4,786 DrugMax, Inc.*                                         12,592
       30,000 Healthcare Services Group                             602,400
                                                                 ----------
                                                                    614,992
                                                                 ----------

              HOME BUILDING 1.7%
       60,000 Orleans Homebuilders, Inc.                          1,407,600
                                                                 ----------

              HOUSEHOLD DURABLES 2.8%
      150,000 easyhome Ltd. (Canada)                              1,735,517
      700,000 HTL International Holdings Ltd.
              (Singapore)                                           573,294
                                                                 ----------
                                                                  2,308,811
                                                                 ----------

              MACHINERY 2.6%
      300,000 Awea Mechantronic Co. Ltd. (Taiwan)                $  499,132
      850,000 First Engineering Ltd. (Singapore)                    620,475
       60,000 Pason Systems, Inc. (Canada)                        1,041,310
                                                                 ----------
                                                                  2,160,917
                                                                 ----------

              MARINE 0.4%
      500,000 Ezra Holdings Ltd. (Singapore)                        362,018
                                                                 ----------

              MEDICAL AND DENTAL INSTRUMENTS AND SUPPLIES 9.1%
       12,818 AngioDynamics, Inc.*                                  278,663
      300,000 Bioject Medical Technologies, Inc.*                   345,000
       32,050 Conceptus, Inc.*                                      181,083
       21,308 Cyberonics, Inc.*                                     924,554
      149,734 Encision, Inc.*                                       383,319
      231,575 Enpath Medical, Inc.*                               1,262,084
       15,000 ICU Medical, Inc.*                                    482,550
      220,000 MTS Medication Technologies, Inc.*                  1,271,600
       75,300 NuVasive, Inc.*                                     1,251,486
        8,000 SeraCare Life Sciences, Inc.*                         111,920
       15,400 Shamir Optical Industry Ltd.* (Israel)                248,710
       60,000 VNUS Medical Technologies, Inc.*                      721,800
                                                                 ----------
                                                                  7,462,769
                                                                 ----------

              MEDICAL SERVICES 0.7%
       64,925 Stratagene Corp.*                                     564,198
                                                                 ----------

              METALS AND MINING 1.8%
      500,000 Equigold NL (Australia)                               411,021
    2,000,000 EuroZinc Mining Corp.* (Canada)                     1,075,532
                                                                 ----------
                                                                  1,486,553
                                                                 ----------

              MULTI SECTOR COMPANIES 1.1%
       45,000 GenCorp, Inc.                                         866,700
                                                                 ----------

              OIL AND GAS 3.7%
       60,000 Energy Partners Ltd.*                               1,572,600
      240,000 Saxon Energy Services, Inc.* (Canada)                 762,650
       30,500 Toreador Resources Corp.*                             740,845
                                                                 ----------
                                                                  3,076,095
                                                                 ----------

              POLLUTION CONTROL AND ENVIRONMENTAL SERVICES 0.9%
      145,450 Synagro Technologies, Inc.*                           702,524
                                                                 ----------

              PRODUCTION TECHNOLOGY EQUIPMENT 5.9%
      273,335 inTEST Corp.*                                         984,006
       48,325 Intevac, Inc.*                                        505,963
      639,000 LogicVision, Inc.*                                  1,297,234
      126,000 Mattson Technology, Inc.*                             902,160
       90,000 Nanometrics, Inc.*                                  1,124,100
                                                                 ----------
                                                                  4,813,463
                                                                 ----------

June 30, 2005 (Unaudited)

       SHARES                                                 VALUE
       ------                                                 -----
              REAL ESTATE INVESTMENT TRUSTS (REIT) 0.4%
       36,250 Medical Properties Trust, Inc.*** +          $   333,500
                                                           -----------

              RESTAURANTS 0.3%
      250,000 Steakhouse Partners, Inc.                        260,000
                                                           -----------

              RETAIL 4.9%
       30,000 Big 5 Sporting Goods Corp.                       851,400
       11,000 Bijou Brigitte AG (Germany)                    2,034,579
    1,500,000 Bonjour Holdings Ltd. (Hong Kong)                723,808
       20,000 Celebrate Express, Inc.*                         270,800
        9,150 Citi Trends, Inc.*                               165,432
                                                           -----------
                                                             4,046,019
                                                           -----------

              SAVINGS AND LOANS 1.1%
      107,680 BFC Financial Corp., Class A*                    918,510
                                                           -----------

              SEMICONDUCTOR EQUIPMENT AND PRODUCTS 0.6%
      388,000 Holtek Semiconductor, Inc. (Taiwan)              455,066
       35,250 PSi Technologies Holdings, Inc.
              ADR* (Philippines)                                44,767
                                                           -----------
                                                               499,833
                                                           -----------

              SOFTWARE 0.8%
       30,000 Isra Vision Systems AG* (Germany)                658,246
                                                           -----------

              TELECOMMUNICATIONS EQUIPMENT 0.7%
      104,167 WPCS International, Inc.*                        593,752
                                                           -----------

              TEXTILES, APPAREL AND LUXURY GOODS 1.1%
    1,100,000 Ports Design Ltd. (Hong Kong)                    799,727
        2,800 Volcom, Inc.*                                     74,956
                                                           -----------
                                                               874,683
                                                           -----------

              TRANSPORTATION - MISCELLANEOUS 0.3%
      419,650 AutoInfo, Inc.*                                  209,825
                                                           -----------

              TRUCKERS 3.2%
       25,700 PAM Transportation Services*                     432,017
       78,950 Transport Corporation of America, Inc.*          536,860
       35,000 USA Truck, Inc.*                                 866,250
       50,000 Vitran Corp., Inc.* (Canada)                     790,000
                                                           -----------
                                                             2,625,127
                                                           -----------

              WHOLESALERS 0.9%
       27,250 Beacon Roofing Supply, Inc.*                     716,675
                                                           -----------


              TOTAL COMMON STOCKS
              (COST $69,663,830)                            78,987,387
                                                           -----------

              PREFERRED STOCKS 1.0%

              DRUGS AND PHARMACEUTICALS 0.2%
      377,358 Point Biomedical Corp., Series F Pfd.* *** + $   160,000
                                                           -----------

              HEALTH CARE SERVICES 0.8%
          800 DrugMax, Inc. Convertible Pfd. PIPE,
              Series A*** +                                    604,827
                                                           -----------


              TOTAL PREFERRED STOCKS
              (COST $1,000,000)                                764,827
                                                           -----------

              WARRANTS 0.0%

              COMMERCIAL SERVICES AND SUPPLIES 0.0%
      384,625 ACE Security Laminates Corp.
              expiring 5/23/06* *** + (Canada)
                                                                     -
                                                           -----------


              COMPUTER SERVICES SOFTWARE AND SYSTEMS 0.0%
      200,000 CorVu Corp.
              expiring 11/19/06* *** +
                                                                     -
                                                           -----------

              DRUGS AND PHARMACEUTICALS 0.0%
        7,164 Acusphere, Inc.
              expiring 8/2/08* *** +
                                                                     -
        1,436 Acusphere, Inc.
              expiring 10/20/08* *** +
                                                                     -
      113,207 Point Biomedical Corp.
              expiring 2/16/12* *** +
                                                                     -
                                                           -----------

                                                                     -

              HEALTH CARE SERVICES 0.0%
       64,864 DrugMax, Inc.
              expiring 11/30/09* *** +
                                                                     -
                                                           -----------

              METALS AND MINING 0.0%
      125,000 Equigold NL
              expiring 5/31/07* (Australia)                     15,223
                                                           -----------

              OIL AND GAS 0.0%
       83,335 Saxon Energy Services, Inc.
              expiring 6/22/06 * *** + (Canada)                 10,185
                                                           -----------

              TELECOMMUNICATIONS  EQUIPMENT 0.0%
      104,167 WPCS International, Inc.
              expiring 11/16/09* *** +
                                                                     -
                                                           -----------


              TOTAL WARRANTS (COST $0)                          25,408
                                                           -----------

June 30, 2005 (Unaudited)

    PRINCIPAL
       AMOUNT                                                       VALUE
       ------                                                       -----
                SHORT-TERM INVESTMENTS 1.7%

                REPURCHASE AGREEMENT 1.7%
   $1,391,000   Repurchase Agreement dated 6/30/05,
                2.10% due 7/1/05 with State Street Bank
                and Trust Co. collateralized by $985,000
                of United States Treasury Bonds 8.00% due
                11/15/21; value: $1,424,865; repurchase
                proceeds: $1,391,081+++                           $ 1,391,000
                                                                  -----------
                (cost $1,391,000)


                TOTAL SHORT-TERM INVESTMENTS
                (COST $1,391,000)                                   1,391,000
                                                                  -----------

                TOTAL INVESTMENTS
                (COST $72,054,830) 99.1%                           81,168,622

                OTHER ASSETS LESS LIABILITIES 0.9%                    759,616
                                                                  -----------

                NET ASSETS 100.0%                                 $81,928,238
                                                                  ===========

SHARES                                                               VALUE
----------------------------------------------------------------------------
                SECURITIES SOLD SHORT

       35,000   Ceramic Protection Corp. (Canada)
                (proceeds $621,291)                               $   616,271
                                                                  ===========


                *Non-income producing.

                ***Security was fair valued under procedures adopted by the Board of Directors (see Note 2).

                +Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 5).

                +++All or a portion of this security has been designated as collateral for open short positions.

                ADR American Depositary Receipts.

                PIPE Private Investment in a Public Equity.

                See notes to schedules of investments.

At June 30, 2005, Wasatch Micro Cap Value Fund's investments, excluding securities sold short and short-term investments, were in the following countries:

COUNTRY                                               %
--------------------------------------------------------------------
Australia                                            0.9
Canada                                              11.6
France                                               0.5
Germany                                              4.6
Hong Kong                                            1.9
India                                                1.0
Israel                                               1.5
Korea                                                0.8
Norway                                               0.7
Philippines                                          0.1
Singapore                                            4.1
Taiwan                                               1.2
United States                                       71.1
                                                   ------
TOTAL                                              100.0%
                                                   ======

SMALL CAP GROWTH FUND - SCHEDULE OF INVESTMENTS
June 30, 2005 (Unaudited)

       SHARES                                                      VALUE
       ------                                                      -----
              COMMON STOCKS 94.8%

              AEROSPACE 0.5%
      180,325 Argon ST, Inc.*                                   $ 6,401,537
                                                                -----------

              AIRLINES 0.6%
      709,650 WestJet Airlines Ltd.*                              7,892,710
                                                                -----------

              BANKS 4.6%
      348,740 Bank of the Ozarks, Inc.                           11,452,622
      211,435 Doral Financial Corp.                               3,497,135
      223,535 First Community Bancorp                            10,617,912
      381,780 HDFC Bank Ltd. ADR                                 17,756,588
      316,225 Prosperity Bancshares, Inc.                         9,047,197
      529,575 UCBH Holding, Inc.                                  8,600,298
                                                                -----------
                                                                 60,971,752
                                                                -----------

              BEVERAGE - SOFT DRINKS 0.3%
      119,020 Peet's Coffee & Tea, Inc.*                          3,932,421
                                                                -----------

              BIOTECHNOLOGY RESEARCH AND PRODUCTION 2.4%
      253,810 Charles River Laboratories
              International, Inc.*                               12,246,332
      315,885 Encysive Pharmaceuticals, Inc.*                     3,414,717
      189,190 Myriad Genetics, Inc.*                              2,960,824
      430,265 Neurochem, Inc.*                                    4,324,163
      729,290 QIAGEN N.V.*                                        8,416,007
                                                                -----------
                                                                 31,362,043
                                                                -----------

              BUILDING MATERIALS 0.3%
      143,900 Trex Company, Inc.*                                 3,698,230
                                                                -----------

              CHEMICALS 0.5%
      245,440 Cabot Microelectronics Corp.*                       7,115,306
                                                                -----------

              COMMERCIAL INFORMATION SERVICES 0.5%
      290,080 LECG Corp.*                                         6,167,101
                                                                -----------

              COMMERCIAL SERVICES AND SUPPLIES 6.9%
      832,190 Copart, Inc.*                                      19,806,122
       93,020 Corporate Executive Board Co.                       7,286,257
       72,285 CoStar Group, Inc.*                                 3,151,626
      111,309 CRA International, Inc.*                            5,993,990
      281,035 Jackson Hewitt Tax Service, Inc.                    6,643,667
      438,150 Regis Corp.                                        17,122,902
      507,140 Resources Connection, Inc.*                        11,780,862
      501,760 West Corp.*                                        19,267,584
                                                                -----------
                                                                 91,053,010
                                                                -----------

              COMMUNICATIONS TECHNOLOGY 0.7%
      261,550 j2 Global Communications, Inc.*                     9,007,782
                                                                -----------

              COMPUTER SERVICES SOFTWARE AND SYSTEMS 6.5%
      421,216 Cognizant Technology Solutions Corp.,
              Class A*                                          $19,851,910
      514,745 Kanbay International, Inc.*                        11,895,757
      755,450 Kintera, Inc.*                                      2,576,085
      240,060 Macrovision Corp.*                                  5,410,952
      271,540 Manhattan Associates, Inc.*                         5,216,283
      144,380 NAVTEQ Corp.*                                       5,368,049
      346,445 Open Solutions, Inc.*                               7,036,298
      134,202 Retalix Ltd.*                                       2,885,343
      594,940 SRA International, Inc., Class A*                  20,656,317
      152,095 Verint Systems, Inc.*                               4,891,375
                                                                -----------
                                                                 85,788,369
                                                                -----------

              CONSUMER ELECTRONICS 0.3%
      263,125 DTS, Inc.*                                          4,691,519
                                                                -----------

              CONSUMER PRODUCTS 1.9%
      768,905 Yankee Candle Co., Inc.                            24,681,850
                                                                -----------

              DIVERSIFIED FINANCIAL SERVICES 0.8%
      253,820 AWD Holding AG                                     10,662,798
                                                                -----------

              DRUGS AND PHARMACEUTICALS 2.6%
      295,215 Ligand Pharmaceuticals, Inc., Class B*              2,051,744
      109,430 Medicines Company (The)*                            2,559,567
      363,845 Medicis Pharmaceutical Corp., Class A              11,544,802
      258,525 NeoPharm, Inc.*                                     2,582,665
      399,150 Salix Pharmaceuticals Ltd.*                         7,048,989
      296,110 Taro Pharmaceuticals Industries Ltd.*               8,607,918
                                                                -----------
                                                                 34,395,685
                                                                -----------

              EDUCATION SERVICES 0.7%
      114,735 Strayer Education, Inc.                             9,897,041
                                                                -----------

              ELECTRICAL AND ELECTRONICS 1.2%
      749,230 Power Integrations, Inc.*                          16,160,891
                                                                -----------

              ELECTRONICS 0.8%
      671,345 Semtech Corp.*                                     11,177,894
                                                                -----------

              ELECTRONICS - SEMICONDUCTORS/COMPONENTS 9.1%
    1,040,365 AMIS Holdings, Inc.*                               13,878,469
      968,090 Integrated Circuit Systems, Inc.*                  19,981,377
    1,774,125 Micrel, Inc.*                                      20,437,920
    1,281,290 O2Micro International Ltd.*                        18,002,124
      957,935 PLX Technology, Inc.*                               9,732,620
      219,200 SigmaTel, Inc.*                                     3,761,472
      416,790 Silicon Laboratories, Inc.*                        10,924,066
      511,886 SiRF Technology Holdings, Inc.*                     9,050,139
      422,790 Tessera Technologies, Inc.*                        14,125,414
                                                                -----------
                                                                119,893,601
                                                                -----------

June 30, 2005 (Unaudited)

       SHARES                                                      VALUE
       ------                                                      -----
              ENGINEERING AND CONTRACTING SERVICES 0.2%
       73,325 URS Corp.*                                       $  2,738,689
                                                               ------------

              ENTERTAINMENT 0.3%
      289,500 Outdoor Channel Holdings, Inc.*                     3,983,520
                                                               ------------

              FINANCIAL INFORMATION SERVICES 2.1%
      771,485 Factset Research Systems, Inc.                     27,650,022
       34,225 Huron Consulting Group, Inc.*                         805,999
                                                               ------------
                                                                 28,456,021
                                                               ------------

              FINANCIAL - MISCELLANEOUS 1.5%
      440,780 Brown & Brown, Inc.                                19,808,653
                                                               ------------

              HEALTH CARE FACILITIES 3.3%
      440,730 American Healthways, Inc.*                         18,629,657
      249,890 Pharmaceutical Product Development,
              Inc.*                                              11,709,845
      267,745 United Surgical Partners International,
              Inc.*                                              13,944,160
                                                               ------------
                                                                 44,283,662
                                                               ------------

              HEALTH CARE MANAGEMENT SERVICES 5.7%
      616,255 AMERIGROUP Corp.*                                  24,773,451
    1,486,133 AmSurg Corp.* ++                                   41,151,023
      122,510 Pediatrix Medical Group, Inc.*                      9,009,385
                                                               ------------
                                                                 74,933,859
                                                               ------------

              HEALTH CARE PROVIDERS AND SERVICES 1.2%
      463,405 Icon plc ADR*                                      16,080,153
                                                               ------------

              HEALTH CARE SERVICES 0.9%
      253,135 Accredo Health, Inc.*                              11,492,329
                                                               ------------

              HOME BUILDING 3.4%
      343,815 Meritage Homes Corp.*                              27,333,293
       12,794 NVR, Inc.*                                         10,363,140
       72,950 Toll Brothers, Inc.*                                7,408,072
                                                               ------------
                                                                 45,104,505
                                                               ------------

              HOUSEHOLD DURABLES 0.4%
      194,130 Desarrolladora Homex, S.A. de C.V. ADR*             5,323,045
                                                               ------------

              HOUSEHOLD FURNISHINGS 0.5%
      315,815 Select Comfort Corp.*                               6,767,915
                                                               ------------

              INSURANCE 0.4%
      290,855 Direct General Corp.                                5,412,812
                                                               ------------

              INVESTMENT MANAGEMENT COMPANIES 0.6%
      287,877 Calamos Asset Management, Inc., Class A             7,841,769
                                                               ------------

              LEISURE TIME 0.4%
      147,700 Life Time Fitness, Inc.*                         $  4,846,037
                                                               ------------

              MEDICAL AND DENTAL INSTRUMENTS AND SUPPLIES 5.3%
      699,947 Abaxis, Inc.*                                       7,615,423
      256,645 ICU Medical, Inc.*                                  8,256,270
       98,225 Kinetic Concepts, Inc.*                             5,893,500
      121,355 ResMed, Inc.*                                       8,008,216
      749,073 Techne Corp.*                                      34,389,941
      241,875 Wright Medical Group, Inc.*                         6,458,063
                                                               ------------
                                                                 70,621,413
                                                               ------------

              MEDICAL SERVICES 0.6%
      272,905 PRA International*                                  7,308,396
                                                               ------------

              MISCELLANEOUS MATERIALS AND COMMODITIES 0.4%
      165,974 Symyx Technologies, Inc.*                           4,643,952
                                                               ------------

              PRODUCTION TECHNOLOGY EQUIPMENT 0.4%
      379,475 Rudolph Technologies, Inc.*                         5,437,877
                                                               ------------

              REAL ESTATE INVESTMENT TRUSTS (REIT) 3.2%
      746,420 Capital Automotive                                 28,490,851
      263,878 Redwood Trust, Inc.                                13,616,105
                                                               ------------
                                                                 42,106,956
                                                               ------------

              RECREATIONAL VEHICLES AND BOATS 0.5%
      205,750 Winnebago Industries, Inc.                          6,738,312
                                                               ------------

              RESTAURANTS 0.1%
       29,810 Texas Roadhouse, Inc., Class A*                     1,035,898
                                                               ------------

              RETAIL 16.0%
      213,736 99 Cents Only Stores*                               2,716,585
      536,385 Big 5 Sporting Goods Corp.                         15,222,606
       60,500 Bijou Brigitte AG                                  11,190,187
      194,395 Blue Nile, Inc.*                                    6,354,773
      454,121 Chico's FAS, Inc.*                                 15,567,268
      441,615 Cost Plus, Inc.*                                   11,013,878
      258,014 Dollar Tree Stores, Inc.*                           6,192,336
      524,485 Guitar Center, Inc.*                               30,614,189
      389,991 Hibbett Sporting Goods, Inc.*                      14,757,259
      110,506 Jos. A. Bank Clothiers, Inc.*                       4,784,910
      221,425 Monsoon plc*                                        1,299,137
    1,833,774 O'Reilly Automotive, Inc.*                         54,664,803
      494,210 Pacific Sunwear of California, Inc.*               11,361,888
      192,175 PETCO Animal Supplies, Inc.*                        5,634,571
      640,155 Tuesday Morning Corp.                              20,177,686
                                                               ------------
                                                                211,552,076
                                                               ------------

June 30, 2005 (Unaudited)

       SHARES                                                     VALUE
       ------                                                     -----
              SAVINGS AND LOANS 0.7%
      235,188 Harbor Florida Bancshares, Inc.                $    8,805,439
                                                             ---------------

              SECURITIES BROKERAGE AND SERVICES 0.4%
      309,470 optionsXpress, Inc.                                 4,703,944
                                                             ---------------

              SEMICONDUCTOR EQUIPMENT AND PRODUCTS 0.5%
      894,975 CSR plc*                                            6,204,961
                                                             ---------------

              TEXTILES, APPAREL AND LUXURY GOODS 0.6%
      127,315 Carter's, Inc.*                                     7,432,650
                                                             ---------------

              TRUCKERS 2.5%
    1,366,783 Knight Transportation, Inc.                        33,253,830
                                                             ---------------

              UTILITIES - TELECOMMUNICATIONS 1.5%
      798,770 Nextel Partners, Inc., Class A*                    20,105,041
                                                             ---------------


              TOTAL COMMON STOCKS
              (COST $901,953,208)                             1,251,975,254
                                                             ---------------

              PREFERRED STOCKS 0.5%

              DRUGS AND PHARMACEUTICALS 0.1%
    3,773,584 Point Biomedical Corp.,
              Series F Pfd.* *** +                                1,600,000
                                                             ---------------

              ELECTRONICS - MEDICAL SYSTEMS 0.1%
    1,620,220 Zonare Medical Systems, Inc., Series E
              Pfd.* *** +                                         1,500,000
                                                             ---------------

              HEALTH CARE MANAGEMENT SERVICES 0.1%
      516,161 Elder Health, Inc., Series G Pfd.* *** +              571,428
      362,782 TargetRX, Inc., Series D Pfd.* *** +                  769,098
                                                             ---------------
                                                                  1,340,526
                                                             ---------------

              MEDICAL SERVICES 0.2%
    2,407,476 GeneOhm Sciences, Inc.,
              Series C Pfd.* *** +                                2,768,597
                                                             ---------------


              TOTAL PREFERRED STOCKS
              (COST $7,609,123)                                   7,209,123
                                                             ---------------

              LIMITED PARTNERSHIP INTEREST 0.1%

              OTHER 0.1%
              Montagu Newhall Global Partners II-B,
              L.P.* *** +                                           620,426
                                                             ---------------


              TOTAL LIMITED PARTNERSHIP INTEREST
              (COST $721,435)                                       620,426
                                                             ---------------

              WARRANTS 0.0%

              DRUGS AND PHARMACEUTICALS 0.0%
    1,132,075 Point Biomedical Corp.
               expiring 2/16/12* *** +                       $            -
                                                             ---------------

              ELECTRONICS - MEDICAL SYSTEMS 0.0%
      243,033 Zonare Medical Systems, Inc.
               expiring 6/30/11* *** +                                    -
                                                             ---------------

              MEDICAL SERVICES 0.0%
      361,121 GeneOhm Sciences, Inc.
              expiring 4/20/10* *** +                                     -
                                                             ---------------


              TOTAL WARRANTS (COST $0)                                    -
                                                             ---------------

    PRINCIPAL
       AMOUNT                                                     VALUE
       ------                                                     -----
              SHORT-TERM INVESTMENTS 4.9%

              REPURCHASE AGREEMENT 4.9%
  $64,498,000 Repurchase Agreement dated 6/30/05,
              2.10% due 7/1/05 with State Street Bank
              and Trust Co. collateralized by $48,530,000
              of United States Treasury Bonds at 6.375%
              and 8.00% due 8/15/27 and 11/15/21;
              value:  $65,791,030; repurchase proceeds:
              $64,501,762+++
              (cost $64,498,000)                              $   64,498,000
                                                              ---------------

              TOTAL SHORT-TERM INVESTMENTS
              (COST $64,498,000)                                  64,498,000
                                                              ---------------

              TOTAL INVESTMENTS
              (COST $974,781,766) 100.3%                       1,324,302,803

              LIABILITIES LESS OTHER ASSETS (0.3)%                (3,780,678)
                                                              ---------------

              NET ASSETS 100.0%                               $1,320,522,125
                                                              ===============

              *Non-income producing.

              ***Security was fair valued under procedures adopted by the Board of Directors (see Note 2).

              +Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 5).

              ++Affiliated company (see Note 4).

              +++All or a portion of this security has been designated as collateral for purchase commitments (see Note 6).

              ADR American Depositary Receipt.

              See notes to schedules of investments.

SMALL CAP VALUE FUND - SCHEDULE OF INVESTMENTS
June 30, 2005 (Unaudited)

                  SHARES                                                          VALUE
                  ------                                                          -----
                         COMMON STOCKS 98.5%

                         AEROSPACE 0.5%
                 209,318 HEICO Corp., Class A+++                               $ 3,771,910
                                                                               -----------

                         AUTO PARTS - AFTER MARKET 4.5%
                 899,789 Aftermarket Technology Corp.*                          15,683,322
                 717,209 Keystone Automotive Industries, Inc.*                  17,736,579
                                                                               -----------
                                                                                33,419,901
                                                                               -----------

                         BANKS 3.5%
                 600,050 Franklin Bank Corp.*                                   11,256,938
                 281,975 Placer Sierra Bancshares                                7,689,458
               1,238,722 UTI Bank Ltd.                                           7,041,982
                                                                               -----------
                                                                                25,988,378
                                                                               -----------

                         BUILDING - MISCELLANEOUS 1.6%
                 253,425 Drew Industries, Inc.*                                 11,505,495
                                                                               -----------

                         COMMERCIAL INFORMATION SERVICES 0.7%
               1,114,411 Integrated Alarm Services Group, Inc.*                  4,892,264
                                                                               -----------

                         COMMERCIAL SERVICES AND SUPPLIES 6.3%
                 351,500 Administaff, Inc.                                       8,351,640
                 565,350 Allen-Vanguard Corp.*                                   1,861,007
                 798,627 AMN Healthcare Services, Inc.*                         12,003,364
                 203,250 Macquarie Infrastructure Company Trust                  5,768,235
                 275,189 Monro Muffler, Inc.*                                    8,120,827
                 149,125 RemedyTemp, Inc., Class A*                              1,319,756
                 622,950 SM&A*                                                   5,587,862
                 154,050 World Fuel Services Corp.                               3,606,311
                                                                               -----------
                                                                                46,619,002
                                                                               -----------

                         COMPUTER SERVICES SOFTWARE AND SYSTEMS 0.4%
                 150,775 SPSS, Inc.*                                             2,896,388
                                                                               -----------

                         CONSUMER PRODUCTS 1.1%
                 310,278 Helen of Troy Ltd.*                                     7,899,678
                                                                               -----------

                         CONTAINERS AND PACKAGING - METAL AND GLASS 1.5%
                 323,762 Mobile Mini, Inc.*                                     11,163,314
                                                                               -----------

                         DIVERSIFIED FINANCIAL SERVICES 3.5%
                 724,300 Caliber Global Investment Ltd.*                         7,337,159
                 164,575 Eurocastle Investment Ltd.                              3,740,350
                 349,350 Housing Development Finance Corp. Ltd.                  7,103,115
                 612,975 U.S.I. Holdings Corp.*                                  7,895,118
                                                                               -----------
                                                                                26,075,742
                                                                               -----------

                         EDUCATION SERVICES 0.4%
                 228,800 Corinthian Colleges, Inc.*                            $ 2,921,776
                                                                               -----------

                         ELECTRICAL AND ELECTRONICS 1.6%
                 311,445 Multi-Fineline Electronix, Inc.*                        5,730,588
                 786,275 TTM Technologies, Inc.*                                 5,983,553
                                                                               -----------
                                                                                11,714,141
                                                                               -----------

                         ELECTRONICS 1.8%
                 510,884 Nu Horizons Electronics Corp.*                          3,269,658
                 569,525 Supertex, Inc.*                                        10,057,811
                                                                               -----------
                                                                                13,327,469
                                                                               -----------

                         ELECTRONICS - SEMICONDUCTORS/COMPONENTS 3.4%
                 656,025 ASE Test Ltd.*                                          4,224,801
                 246,575 Excel Technology, Inc.*                                 5,991,773
                 281,050 Leadis Technology, Inc.*                                2,262,453
                 377,650 Micrel, Inc.*                                           4,350,528
               1,026,575 Pericom Semiconductor Corp.*                            8,356,320
                                                                               -----------
                                                                                25,185,875
                                                                               -----------

                         FINANCE COMPANIES 4.9%
                 337,950 Accredited Home Lenders Holding Co.*                   14,869,800
                 681,825 Dollar Financial Corp.*                                 7,234,163
                 512,725 United PanAm Financial Corp.*                          14,053,792
                                                                               -----------
                                                                                36,157,755
                                                                               -----------

                         FINANCE - SMALL LOAN 4.0%
               1,167,400 AmeriCredit Corp.* +++                                 29,768,700
                                                                               -----------

                         FINANCIAL - MISCELLANEOUS 1.4%
                 295,004 Fidelity National Financial, Inc.                      10,528,693
                                                                               -----------

                         FOODS 2.3%
                 656,391 NBTY, Inc.*                                            17,026,782
                                                                               -----------

                         HEALTH CARE FACILITIES 1.1%
                 624,925 Capital Senior Living Corp.*                            4,430,718
                 223,050 LHC Group, Inc.*                                        4,055,049
                                                                               -----------
                                                                                 8,485,767
                                                                               -----------

                         HOME BUILDING 4.0%
                 136,075 Hovnanian Enterprises, Inc., Class A*                   8,872,090
                 160,897 M.D.C. Holdings, Inc.                                  13,233,778
                  74,475 Toll Brothers, Inc.*                                    7,562,936
                                                                               -----------
                                                                                29,668,804
                                                                               -----------

                         HOTEL, RESTAURANTS, AND LEISURE 1.0%
                 234,900 Orient-Express Hotels Ltd., Class A                     7,439,283
                                                                               -----------

                         HOUSEHOLD FURNISHINGS 0.5%
                 417,562 Kirkland's, Inc.*                                       3,900,029
                                                                               -----------

June 30, 2005 (Unaudited)

                  SHARES                                                         VALUE
                  ------                                                         -----
                         INSURANCE 3.7%
                 528,975 Direct General Corp.                                 $  9,844,225
                 688,437 Hub International Ltd.                                 13,417,637
                 372,125 KMG America Corp.*                                      3,698,922
                                                                              ------------
                                                                                26,960,784
                                                                              ------------

                         INVESTMENT MANAGEMENT COMPANIES 4.0%
                 424,150 Apollo Investment Corp.                                 7,817,085
                 408,400 Ares Capital Corp.                                      7,281,772
                     400 Brantley Mezzanine Finance,
                         LLC* ** *** +                                              40,000
                 543,653 MCG Capital Corp.                                       9,285,593
                 350,200 Technology Investment Capital Corp.                     5,182,960
                                                                              ------------
                                                                                29,607,410
                                                                              ------------

                         MACHINERY  0.3%
                  81,300 Kadant, Inc.*                                           1,782,909
                                                                              ------------

                         MEDICAL SERVICES 1.5%
                 575,425 U.S. Physical Therapy, Inc.*                           11,036,651
                                                                              ------------

                         METALS FABRICATING 0.4%
                 237,600 Encore Wire Corp.*                                      2,753,784
                                                                              ------------

                         OIL AND GAS 3.7%
                 253,100 Plains Exploration & Production Co.*                    8,992,643
                 647,075 Saxon Energy Services, Inc.*                            2,056,215
                 375,000 Saxon Energy Services, Inc.* *** + /\                   1,130,136
                 375,000 Saxon Energy Services, Inc. PIPE* *** +                 1,130,136
                 432,525 Toreador Resources Corp.*                              10,506,033
                 113,150 Ultra Petroleum Corp.*                                  3,435,234
                                                                              ------------
                                                                                27,250,397
                                                                              ------------

                         PRODUCTION TECHNOLOGY EQUIPMENT 0.4%
                 255,900 Nanometrics, Inc.*                                      3,196,191
                                                                              ------------

                         REAL ESTATE INVESTMENT TRUSTS (REIT) 14.8%
                 388,175 Arbor Realty Trust, Inc.                               11,140,623
                 475,000 CBRE Realty Financial, Inc.* *** +                      7,125,000
                 300,000 Crystal River Capital, Inc.* *** +                      7,500,000
               1,388,550 HomeBanc Corp.                                         12,621,920
                 402,025 JER Investors Trust, Inc.*** +                          5,970,071
                  66,650 KKR Financial Corp.                                     1,666,250
                 180,000 KKR Financial Corp.*** +                                4,182,000
                 525,500 Medical Properties Trust, Inc.*** +                     4,834,600
                 408,325 MortgageIT Holdings, Inc.                               7,451,931
                 848,675 NorthStar Realty Finance Corp.                          8,902,601
                 395,675 Redwood Trust, Inc.                                    20,416,830
               1,023,550 Saxon Capital, Inc.                                    17,471,998
                                                                              ------------
                                                                               109,283,824
                                                                              ------------

                         RECREATIONAL VEHICLES AND BOATS 0.3%
                 292,850 National R.V. Holdings, Inc.*                           2,339,872
                                                                              ------------

                         RENTAL AND LEASING SERVICES - COMMERCIAL 1.6%
                 374,015 McGrath RentCorp                                     $  8,864,156
                 564,373 MicroFinancial, Inc.                                    2,675,128
                                                                              ------------
                                                                                11,539,284
                                                                              ------------

                         RENTAL AND LEASING SERVICES - CONSUMER 0.4%
                 135,987 Rent-A-Center, Inc.*                                    3,167,137
                                                                              ------------

                         RETAIL 8.3%
                 246,737 America's Car-Mart, Inc.*                               5,554,050
                 185,511 Big 5 Sporting Goods Corp.                              5,264,802
                 183,850 Dollar Tree Stores, Inc.*                               4,412,400
                 444,675 Global Imaging Systems, Inc.*                          14,167,345
                 624,800 Lithia Motors, Inc., Class A                           18,025,480
                  45,175 MSC Industrial Direct Co., Inc.                         1,524,656
                 334,192 Sonic Automotive, Inc.                                  7,104,922
                 721,643 Whitehall Jewellers, Inc.* ++                           4,943,255
                                                                              ------------
                                                                                60,996,910
                                                                              ------------

                         SAVINGS AND LOANS 2.0%
                 892,194 Commercial Capital Bancorp, Inc.                       14,908,562
                                                                              ------------

                         SHOES 0.5%
                 116,250 Kenneth Cole Productions, Inc., Class A                 3,617,700
                                                                              ------------

                         TRANSPORTATION - MISCELLANEOUS 1.0%
                 435,250 Sea Containers Ltd., Class A                            6,950,942
                                                                              ------------

                         TRUCKERS 4.7%
                 847,700 Quality Distribution, Inc.*                             7,502,145
                 227,950 Swift Transportation Co., Inc.*                         5,308,955
                 392,442 Transport Corporation of America, Inc. * ++             2,668,606
                 403,675 USA Truck, Inc.*                                        9,990,956
                 601,900 Vitran Corp., Inc.*                                     9,510,020
                                                                              ------------
                                                                                34,980,682
                                                                              ------------

                         UTILITIES - CABLE TV AND RADIO 0.1%
                 492,450 Knology, Inc.*                                            960,278
                                                                              ------------

                         WHOLESALERS 0.8%
                 235,775 Beacon Roofing Supply, Inc.*                            6,200,882
                                                                              ------------

                         TOTAL COMMON STOCKS
                         (COST $578,756,497)                                   727,891,345
                                                                              ------------

                         WARRANTS 0.0%

                         OIL AND GAS 0.0%
                  93,750 Saxon Energy Services, Inc.
                         expiring 4/7/06* *** +                                          -
                                                                              ------------


                         TOTAL WARRANTS (COST $0)                                        -
                                                                              ------------

June 30, 2005 (Unaudited)

               PRINCIPAL
                  AMOUNT                                                      VALUE
                  ------                                                      -----
                         CORPORATE BONDS 0.3%

                         INVESTMENT MANAGEMENT COMPANIES 0.3%
           $   2,000,000 Brantley Mezzanine Finance, LLC,
                         10.00%, 9/21/09*** +                              $  1,964,959
                                                                           -------------


                         TOTAL CORPORATE BONDS
                          (COST $1,964,959)                                   1,964,959
                                                                           -------------

                         SHORT-TERM INVESTMENTS 0.7%

                         REPURCHASE AGREEMENT 0.7%
               5,194,000 Repurchase Agreement dated 6/30/05,
                         2.10% due 7/1/05 with State Street Bank
                         and Trust Co. collateralized by $3,665,000
                         of United States Treasury Bonds 8.00% due
                         11/15/21; value:  $5,301,653; repurchase
                         proceeds: $5,194,303 (cost $5,194,000)               5,194,000
                                                                           -------------


                         TOTAL SHORT-TERM INVESTMENTS
                          (COST $5,194,000)                                   5,194,000
                                                                           -------------

                         TOTAL INVESTMENTS
                         (COST $585,915,456) 99.5%                          735,050,304

                         OTHER ASSETS LESS LIABILITIES 0.5%                   3,479,005
                                                                           -------------

                         NET ASSETS 100.0%                                 $738,529,309
                                                                           =============

                  SHARES                                                      VALUE
                  ------                                                      -----
                         SECURITIES SOLD SHORT

                  40,300 HEICO Corp. (proceeds $326,420)                   $    943,423
                                                                           =============

                         *Non-income producing.

                         ** Common units.

                         ***Security was fair valued under procedures adopted by the
                         Board of Directors (see Note 2).

                         +Security purchased in a private placement transaction or under
                         Rule 144A of the Securities Act of 1933 (see Note 5).

                         ++Affiliated company (see Note 4).

                         +++All or a portion of this security has been designated as collateral for open short positions or purchase
                         commitments (see Note 6).

                         /\Subscription Receipts. Each subscription receipt is exchangeable for one (1) PIPE share and one-quarter (1/4) of one common share purchase warrant.

                         PIPE Public Investment in a Private Equity.

                         See notes to schedules of investments.

ULTRA GROWTH FUND - SCHEDULE OF INVESTMENTS
June 30, 2005 (Unaudited)

SHARES                                                                VALUE
------                                                                -----
        COMMON STOCKS 97.0%

        AEROSPACE 1.8%
185,200 MTC Technologies, Inc.*                                     $ 6,820,916
                                                                    ------------

        BANKS 1.8%
128,825 HDFC Bank Ltd. ADR                                            5,991,651
 56,275 UCBH Holding, Inc.                                              913,906
                                                                    ------------
                                                                      6,905,557
                                                                    ------------

        BIOTECHNOLOGY RESEARCH AND PRODUCTION 1.7%
 57,375 Celgene Corp.*                                                2,339,179
 88,675 Encysive Pharmaceuticals, Inc.*                                 958,577
180,325 Isolagen, Inc.*                                                 739,332
255,550 Neurochem, Inc.*                                              2,568,278
                                                                    ------------
                                                                      6,605,366
                                                                    ------------

        CHEMICALS 0.4%
 57,875 Cabot Microelectronics Corp.*                                 1,677,796
                                                                    ------------

        COMMERCIAL INFORMATION SERVICES 1.3%
140,625 LECG Corp.*                                                   2,989,688
 64,350 Morningstar, Inc.*                                            1,811,452
                                                                    ------------
                                                                      4,801,140
                                                                    ------------

        COMMERCIAL SERVICES AND SUPPLIES 8.0%
155,775 Advisory Board Co. (The)*                                     7,592,473
253,305 AMN Healthcare Services, Inc.*                                3,807,174
138,600 Corporate Executive Board Co.                                10,856,538
 81,300 CoStar Group, Inc.*                                           3,544,680
107,300 Navigant Consulting, Inc.*                                    1,894,918
 16,500 Resources Connection, Inc.*                                     383,295
278,475 SM&A*                                                         2,497,921
                                                                    ------------
                                                                     30,576,999
                                                                    ------------

        COMMUNICATIONS TECHNOLOGY 0.1%
 76,050 Arbinet Holdings, Inc.*                                         509,535
                                                                    ------------

        COMPUTER SERVICES SOFTWARE AND SYSTEMS 16.4%
205,950 Affiliated Computer Services, Inc.,
        Class A*                                                     10,524,045
157,975 Akamai Technologies, Inc.*                                    2,074,212
 87,975 CACI International, Inc., Class A*                            5,556,501
124,460 Cognizant Technology Solutions Corp.,
        Class A*                                                      5,865,800
243,679 EPIQ Systems, Inc.*                                           3,986,588
110,225 Kanbay International, Inc.*                                   2,547,300
849,696 Kintera, Inc.*                                                2,897,463
588,225 Lionbridge Technologies, Inc.*                                3,988,165
 34,050 NAVTEQ Corp.*                                                 1,265,979
 66,000 NeuStar, Inc., Class A*                                       1,689,600
 96,125 Open Solutions, Inc.*                                         1,952,299
120,100 Opnet Technologies, Inc.*                                       972,810
149,900 PDF Solutions, Inc.*                                          1,966,688
 90,475 QLogic Corp.*                                                 2,792,963
342,218 SRA International, Inc., Class A*                            11,881,809
 60,675 Websense, Inc.*                                               2,915,434
                                                                    ------------
                                                                     62,877,656
                                                                    ------------

        CONSUMER ELECTRONICS 0.2%
 11,625 Harman International Industries, Inc.                           945,810
                                                                    ------------

        DIVERSIFIED FINANCIAL SERVICES 0.3%
 23,000 AWD Holding AG                                                  966,214
                                                                    ------------
        DRUGS AND PHARMACEUTICALS 2.1%
147,775 NeoPharm, Inc.*                                               1,476,272
165,950 Salix Pharmaceuticals Ltd.*                                   2,930,677
129,440 Taro Pharmaceuticals Industries Ltd.*                         3,762,821
                                                                    ------------
                                                                      8,169,770
                                                                    ------------

        EDUCATION SERVICES 3.0%
425,275 Corinthian Colleges, Inc.*                                    5,430,762
 45,850 Laureate Education, Inc.*                                     2,194,381
 22,400 Strayer Education, Inc.                                       1,932,224
 59,175 Universal Technical Institute, Inc.*                          1,964,610
                                                                    ------------
                                                                     11,521,977
                                                                    ------------
        ELECTRICAL AND ELECTRONICS 0.9%
159,823 Power Integrations, Inc.*                                     3,447,382
                                                                    ------------

        ELECTRONICS 0.2%
 31,575 Flir Systems, Inc.*                                             942,198
                                                                    ------------

        ELECTRONICS - MEDICAL SYSTEMS 0.8%
120,300 EPIX Pharmaceuticals, Inc.*                                   1,064,655
 42,425 Intuitive Surgical, Inc.*                                     1,978,702
                                                                    ------------
                                                                      3,043,357
                                                                    ------------

        ELECTRONICS - SEMICONDUCTORS/COMPONENTS 15.6%
 46,175 Integrated Circuit Systems, Inc.*                              953,052
 60,800 International Rectifier Corporation*                         2,901,376
 23,550 Marvell Technology Group Ltd.*                                 895,842
493,275 Micrel, Inc.*                                                5,682,528
363,300 Microchip Technology, Inc.                                  10,760,946
671,475 National Semiconductor Corp.                                14,792,594
760,175 O2Micro International Ltd.*                                 10,680,459
 42,025 SigmaTel, Inc.*                                                721,149
203,850 Silicon Laboratories, Inc.*                                  5,342,908
136,425 Sirenza Microdevices, Inc.*                                    469,302
163,863 SiRF Technology Holdings, Inc.*                              2,897,102
112,050 Tessera Technologies, Inc.*                                  3,743,591
                                                                    ------------
                                                                     59,840,849
                                                                    ------------

June 30, 2005 (Unaudited)

SHARES                                                             VALUE
------                                                             -----
         ENTERTAINMENT 0.2%
  55,075 Outdoor Channel Holdings, Inc.*                         $   757,832
                                                                 ------------

         FINANCE COMPANIES 0.2%
  19,775 Accredited Home Lenders Holding Co.*                        870,100
                                                                 ------------

         FINANCE - SMALL LOAN 3.2%
 394,090 AmeriCredit Corp.*                                       10,049,295
 125,125 Encore Capital Group, Inc.*                               2,127,125
                                                                 ------------
                                                                  12,176,420
                                                                 ------------

         FINANCIAL DATA PROCESSING SERVICES AND
         SYSTEMS 1.3%
 131,450 iPayment, Inc.*                                           4,800,554
                                                                 ------------

         FINANCIAL INFORMATION SERVICES 1.0%
  59,750 Factset Research Systems, Inc.                            2,141,440
  67,590 Huron Consulting Group, Inc.*                             1,591,745
                                                                 ------------
                                                                   3,733,185
                                                                 ------------

         FINANCIAL - MISCELLANEOUS 1.3%
   3,890 Chicago Mercantile Exchange
         Holdings, Inc.                                            1,149,495
 180,964 First Cash Financial Services, Inc.*                      3,867,201
                                                                 ------------
                                                                   5,016,696
                                                                 ------------

         HEALTH CARE EQUIPMENT AND SUPPLIES 0.6%
  92,025 Biacore International AB                                  2,402,988
                                                                 ------------

         HEALTH CARE FACILITIES 5.1%
 200,291 American Healthways, Inc.*                                8,466,301
 210,006 United Surgical Partners
         International, Inc.*                                     10,937,112
                                                                 ------------
                                                                  19,403,413
                                                                 ------------

         HEALTH CARE MANAGEMENT SERVICES 5.2%
  51,025 AMERIGROUP Corp.*                                         2,051,205
 427,629 AmSurg Corp.*                                            11,841,047
  81,075 Pediatrix Medical Group, Inc.*                            5,962,256
                                                                 ------------
                                                                  19,854,508
                                                                 ------------

         HEALTH CARE PROVIDERS AND SERVICES 0.8%
  93,075 Icon plc ADR*                                             3,229,702
                                                                 ------------

         HEALTH CARE SERVICES 3.2%
 162,580 Accredo Health, Inc.* +++                                 7,381,132
  99,900 Express Scripts, Inc.*                                    4,993,002
                                                                 ------------
                                                                  12,374,134
                                                                 ------------

         HOME BUILDING 1.1%
  25,875 M.D.C. Holdings, Inc.                                     2,128,219
   2,510 NVR, Inc.*                                                2,033,100
                                                                 ------------
                                                                   4,161,319
                                                                 ------------

         INSURANCE 0.5%
 100,150 Hub International Ltd.                                  $ 1,951,923
                                                                 ------------

         INTERNET AND CATALOG RETAIL 0.6%
 160,400 Submarino SA GDR*                                         2,405,658
                                                                 ------------

         INVESTMENT MANAGEMENT COMPANIES 0.6%
  83,501 Calamos Asset Management, Inc., Class A                   2,274,567
                                                                 ------------

         LEISURE TIME 0.3%
  30,950 Life Time Fitness, Inc.*                                  1,015,469
                                                                 ------------

         MEDICAL AND DENTAL INSTRUMENTS AND
         SUPPLIES 5.7%
  40,985 Abaxis, Inc.*                                               445,917
 110,950 Align Technology, Inc.*                                     817,702
  16,350 Biosite, Inc.*                                              899,086
 165,675 Kinetic Concepts, Inc.*                                   9,940,500
 123,411 NuVasive, Inc.*                                           2,051,091
 106,650 Stereotaxis, Inc.*                                          856,400
  25,150 SurModics, Inc.*                                          1,090,755
  40,475 Techne Corp.*                                             1,858,207
 140,500 Wright Medical Group, Inc.*                               3,751,350
                                                                 ------------
                                                                  21,711,008
                                                                 ------------

         MISCELLANEOUS MATERIALS AND COMMODITIES 0.5%
  70,775 Symyx Technologies, Inc.*                                 1,980,284
                                                                 ------------

         PRODUCTION TECHNOLOGY EQUIPMENT 0.6%
 164,875 Rudolph Technologies, Inc.*                               2,362,659
                                                                 ------------

         RETAIL 5.6%
  71,625 Blue Nile, Inc.*                                          2,341,421
 148,250 Cost Plus, Inc.*                                          3,697,355
 129,474 Dollar Tree Stores, Inc.*                                 3,107,376
  42,225 Guitar Center, Inc.*                                      2,464,673
 162,900 O'Reilly Automotive, Inc.*                                4,856,049
 219,625 Pacific Sunwear of California, Inc.*                      5,049,179
                                                                 ------------
                                                                  21,516,053
                                                                 ------------

         SAVINGS AND LOANS 1.7%
 262,225 Commercial Capital Bancorp, Inc.                          4,381,780
 208,409 W Holding Co., Inc.                                       2,129,940
                                                                 ------------
                                                                   6,511,720
                                                                 ------------

         SOFTWARE 0.3%
 308,375 Hexaware Tech. Ltd.                                         955,803
                                                                 ------------

         TEXTILES, APPAREL AND LUXURY GOODS 0.1%
  13,075 Volcom, Inc.*                                               350,018
                                                                 ------------

         TRUCKERS 1.1%
 165,900 Knight Transportation, Inc.                               4,036,347
                                                                 ------------

June 30, 2005 (Unaudited)


   SHARES                                                             VALUE
   ------                                                             -----
          UTILITIES - TELECOMMUNICATIONS 1.6%
  236,003 Nextel Partners, Inc., Class A*                         $  5,940,196
                                                                  -------------


          TOTAL COMMON STOCKS
          (COST $310,273,413)                                      371,445,078
                                                                  -------------

          PREFERRED STOCKS 1.4%

          COMMERCIAL SERVICES AND SUPPLIES 0.0%
   44,000 IQ4HIRE, Inc., Pfd.* *** +                                       440
                                                                  -------------

          COMMUNICATIONS TECHNOLOGY 0.0%
   91,388 Xtera Communications, Inc., Series A-1
          Pfd.* *** +                                                   99,065
                                                                  -------------

          DRUGS AND PHARMACEUTICALS 0.3%
2,830,188 Point Biomedical Corp.,
          Series F Pfd.* *** +                                       1,200,000
                                                                  -------------

          ELECTRONICS - MEDICAL SYSTEMS 0.7%
  206,044 NXStage Medical, Inc.,
          Series F Pfd.* *** +                                       1,500,000
1,080,146 Zonare Medical Systems, Inc., Series E
          Pfd.* *** +                                                  999,999
                                                                  -------------
                                                                     2,499,999
                                                                  -------------

          HEALTH CARE MANAGEMENT SERVICES 0.2%
  516,161 Elder Health, Inc., Series G Pfd.* *** +                     571,428
  108,917 TargetRX, Inc., Series D Pfd.* *** +                         230,904
                                                                  -------------
                                                                       802,332
                                                                  -------------

          MEDICAL SERVICES 0.2%
  722,932 GeneOhm Sciences, Inc.,
          Series C Pfd.* *** +                                         831,372
                                                                  -------------


          TOTAL PREFERRED STOCKS
          (COST $5,842,769)                                          5,433,208
                                                                  -------------

          LIMITED PARTNERSHIP INTEREST 0.1%

          OTHER 0.1%
          Montagu Newhall Global Partners II-B,
          L.P.* *** +                                                  558,383
                                                                  -------------


          TOTAL LIMITED PARTNERSHIP INTEREST
          (COST $649,292)                                              558,383
                                                                  -------------

          WARRANTS 0.0%

          DRUGS AND PHARMACEUTICALS 0.0%
  849,056 Point Biomedical Corp.
          expiring 2/16/12* *** +                                            -
                                                                  -------------

          ELECTRONICS - MEDICAL SYSTEMS 0.0%
  162,021 Zonare Medical Systems, Inc.
          expiring 6/30/11* *** +                                 $          -
                                                                  ------------

          MEDICAL SERVICES 0.0%
  108,439 GeneOhm Sciences, Inc.
          expiring 4/20/10* *** +                                            -
                                                                  -------------


          TOTAL WARRANTS (COST $0)                                           -
                                                                  -------------

 PRINCIPAL
    AMOUNT                                                            VALUE
    ------                                                            -----
           SHORT-TERM INVESTMENTS 1.9%

           REPURCHASE AGREEMENT 1.9%
$7,241,000 Repurchase Agreement dated 6/30/05,
           2.10% due 7/1/05 with State Street Bank
           and Trust Co. collateralized by $5,110,000
           of United States Treasury Bonds 8.00% due
           11/15/21; value: $7,391,937; repurchase
           proceeds: $7,241,422+++
           (cost $7,241,000)                                       $  7,241,000
                                                                   -------------


           TOTAL SHORT-TERM INVESTMENTS
           (COST $7,241,000)                                          7,241,000
                                                                   -------------

           TOTAL INVESTMENTS
           (COST $324,006,474) 100.4%                               384,677,669

           LIABILITIES LESS OTHER ASSETS (0.4)%                      (1,614,217)
                                                                   -------------

           NET ASSETS 100.0%                                       $383,063,452
                                                                   =============

SHARES                                                            VALUE
------                                                            -----
       SECURITIES SOLD SHORT

32,950 Headwaters, Inc. (proceeds $1,080,437)                  $  1,132,821
                                                               =============


       *Non-income producing.

       ***Security was fair valued under procedures adopted by the Board of Directors (see Note 2).

       +Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 5).

       +++All or a portion of this security has been designated as collateral for open short positions or purchase commitments.

       ADR American Depositary Receipt.

       GDR Global Depositary Receipt.

       See notes to schedules of investments.

U.S. TREASURY FUND - SCHEDULE OF INVESTMENTS
June 30, 2005 (Unaudited)

  PRINCIPAL
     AMOUNT                                                         VALUE
     ------                                                         -----
            U.S. GOVERNMENT OBLIGATIONS 97.6%

$ 3,500,000 U.S. Treasury Bond, 5.50%, 8/15/28                   $ 4,121,660
  5,800,000 U.S. Treasury Bond, 6.125%, 11/15/27                   7,324,768
  3,300,000 U.S. Treasury Bond, 6.375%, 8/15/27                    4,278,526
  3,070,000 U.S. Treasury Bond, 6.625%, 2/15/27                    4,074,587
  2,550,000 U.S. Treasury Bond, 6.75%, 8/15/26                     3,415,903
  3,755,000 U.S. Treasury Bond, 6.875%, 8/15/25                    5,054,583
  4,930,000 U.S. Treasury Bond, 7.50%, 11/15/24                    7,004,450
 14,216,000 U.S. Treasury Strip, principal only, 11/15/21          7,004,877
  8,100,000 U.S. Treasury Strip, principal only, 8/15/25           3,373,950
 61,700,000 U.S. Treasury Strip, principal only, 11/15/27         23,456,427
                                                                 ------------

            TOTAL U.S. GOVERNMENT OBLIGATIONS
            (COST $59,005,698)                                    69,109,731
                                                                 ------------

            SHORT-TERM INVESTMENTS 2.0%

            REPURCHASE AGREEMENT 2.0%
  1,405,000 Repurchase Agreement dated 6/30/05,
            2.10% due 7/1/05 with State Street Bank
            and Trust Co. collateralized by $995,000
            of United States Treasury Bonds 8.00% due
            11/15/21; value $1,439,330; repurchase
            proceeds: $1,405,082
            (cost $1,405,000)                                      1,405,000
                                                                 ------------

            TOTAL SHORT-TERM INVESTMENTS
            (COST $1,405,000)                                      1,405,000
                                                                 ------------

            TOTAL INVESTMENTS
            (COST $60,410,698) 99.6%                              70,514,731

            OTHER ASSETS LESS LIABILITIES 0.4%                       270,916
                                                                 ------------

            NET ASSETS 100.0%                                    $70,785,647
                                                                 ============

            See notes to schedules of investments.

WASATCH FUNDS - NOTES TO SCHEDULES OF INVESTMENTS      JUNE 30, 2005 (UNAUDITED)

1. ORGANIZATION

        Wasatch Funds, Inc. is a Minnesota corporation registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and consists of 11 series or "funds" (each a "Fund" and collectively the "Funds"). The Core Growth, Global Science & Technology, Heritage Growth, International Growth, International Opportunities, Micro Cap, Micro Cap Value, Small Cap Growth, Small Cap Value and Ultra Growth Funds (collectively the "Equity Funds") are non-diversified funds and the Wasatch-Hoisington U.S. Treasury Fund ("U.S. Treasury Fund") is a diversified fund. Each Fund maintains its own investment objective. The Funds have entered into an investment advisory agreement with Wasatch Advisors, Inc. (the "Advisor") as investment advisor.

2. SIGNIFICANT ACCOUNTING POLICIES

        The following is a summary of significant policies related to investments of the Funds held at June 30, 2005.

        VALUATION OF SECURITIES-Securities are valued as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on the valuation date. Equity securities are valued using a commercial pricing service at the latest quoted sales price or official closing price taken from the primary market in which each security trades. Securities traded in the over-the-counter market and listed securities for which there were no transactions are valued at the closing bid price. Debt securities (other than short-term instruments) are valued at current market value by a commercial pricing service, or by using the last sale or bid price. Short-term securities, which mature in 60 days or less, are valued at amortized cost, which approximates market value. Restricted securities, private placements, other illiquid securities and other securities for which market value quotations are not readily available are valued at fair value as determined by a designated Pricing Committee, comprised of personnel of the Advisor, under the supervision of the Board of Directors, in accordance with pricing procedures approved by the Board of Directors. Fair value is defined as the amount the owner of a security might reasonably expect to receive upon a current sale. For each applicable investment that is fair valued, the Pricing Committee considers, to the extent applicable, various factors including, but not limited to, the financial condition of the company or limited partnership, operating results, prices paid in follow-on rounds, comparable companies in the public market, the nature and duration of the restrictions for holding the securities, and other relevant factors.

        Additionally, a Fund's investments will be valued at fair value by the Pricing Committee if the Advisor determines that an event impacting the value of an investment occurred between the closing time of a security's primary market or exchange (for example, a foreign exchange or market) and the time the Fund's share price is calculated. Significant events include, but are not limited to the following: significant fluctuations in domestic markets, foreign markets or foreign currencies; occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant governmental actions; and major announcements affecting a single issuer or an entire market or market sector. In responding to a significant event, the Pricing Committee would determine the fair value of affected securities considering factors including, but not limited to: index options and futures traded subsequent to the close; ADRs, GDRs or other related receipts; currency spot or forward markets that trade after pricing of the foreign exchange; other derivative securities traded after the close such as WEBs and SPDRs; and alternative market quotes on the affected securities. In addition, the Funds may us a systematic fair valuation model provided by an independent third party in certain circumstances to assist in adjusting the valuation of foreign securities.

        As of June 30, 2005, the aggregate amount of fair valued securities as a percentage of net assets for the Funds was as follows:

Core Growth Fund                            0.17%
Global Science & Technology Fund            0.26%
Heritage Growth Fund                           -
International Growth Fund                  <0.01%
International Opportunities Fund            0.67%
Micro Cap Fund                              0.96%
Micro Cap Value Fund                        1.35%
Small Cap Growth Fund                       0.59%
Small Cap Value Fund                        4.59%
Ultra Growth Fund                           1.56%
U.S. Treasury Fund                             -

        FOREIGN CURRENCY TRANSLATIONS-Values of investments denominated in foreign currencies are converted into U.S. dollars using the current exchange rate. Purchases and sales of investments are translated into U.S. dollars using the current exchange rate prevailing on the transaction date. Transactions in foreign denominated assets may involve greater risks than domestic transactions, including currency, political, economic, regulatory and market risks.

        INVESTMENT IN SECURITIES-Security transactions are accounted for on the trade date.

        SHORT SALES-To a limited extent, the Equity Funds may enter into short sales whereby a fund sells a security it generally does not own (the security is borrowed), in anticipation of a decline in the security's price. If a fund shorts a security when also holding a long position in the security (a "short against the box"), as the security price declines, the short position increases in value, offsetting the long position's decrease in value. The opposite effect occurs if the security price rises. The Funds designate collateral consisting of cash, U.S. government securities or other liquid assets sufficient to collateralize the market value of short positions.

        OPTIONS TRANSACTIONS - The Equity Funds may buy and sell put and call options, write covered put and call options, including over-the-counter options, on portfolio securities where the completion of the obligation is dependent upon the credit standing of another party. The risk in writing a call option is that a Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that a Fund may incur a loss if the market price of the security decreases and the option is

WASATCH FUNDS - NOTES TO SCHEDULES OF INVESTMENTS      JUNE 30, 2005 (UNAUDITED)
exercised. The risk in buying an option is that a Fund pays a premium whether or not the option is exercised. A Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist. Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid. The Micro Cap Value Fund wrote 750 option contracts with premiums of $174,410 and closed 750 option contracts with premiums of $24,675 during the nine month period ended June 30, 2005.

        REPURCHASE AGREEMENTS--The Funds may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase and the fund to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligations, including interest. Generally, in the event of counterparty default, the fund has the right to use the collateral to offset losses incurred.

3. FEDERAL INCOME TAX INFORMATION

        As of June 30, 2005, the cost and unrealized appreciation (depreciation) of securities, excluding securities sold short, on a tax basis were as follows:

                                                 GLOBAL
                              CORE              SCIENCE &         HERITAGE     INTERNATIONAL          INTERNATIONAL
                             GROWTH            TECHNOLOGY          GROWTH         GROWTH              OPPORTUNITIES
                              FUND                FUND              FUND           FUND                   FUND(1)
                              ----                ----              ----           ----                   -------
Cost                     $ 1,314,076,622    $    66,862,329   $   249,572,894    $   241,275,841     $    22,365,139
                         ================   ================  ================   ================    ================
Gross appreciation       $   453,442,236    $    10,646,221   $    28,335,733    $    68,663,617     $     1,881,015
Gross (depreciation)         (29,215,586)        (5,464,792)      (10,359,066)       (11,823,113)         (1,756,446)
                         ----------------   ----------------  ----------------   ----------------    ----------------
Net appreciation         $   424,226,650    $     5,181,429   $    17,976,667    $    56,840,504     $       124,569
                         ================   ================  ================   ================    ================

                                                 MICRO            SMALL              SMALL
                            MICRO                 CAP              CAP                CAP               ULTRA            U.S.
                             CAP                 VALUE            GROWTH             VALUE              GROWTH         TREASURY
                             FUND                FUND              FUND               FUND               FUND            FUND
                             ----                ----              ----               ----               ----            ----
Cost                     $   438,501,873    $    72,066,159   $   976,216,053    $   586,445,635   $   325,478,504   $  60,410,698
                         ================   ================  ================   ================  ================  ==============
Gross appreciation       $   159,183,140    $    16,308,253   $   398,010,913    $   174,363,785   $    77,661,750   $  10,104,033
Gross (depreciation)         (29,706,518)        (7,205,790)      (49,924,163)       (25,759,116)      (18,462,585)              -
                         ----------------   ----------------  ----------------   ----------------  ----------------  --------------
Net appreciation         $   129,476,622    $     9,102,463   $   348,086,750    $   148,604,669   $    59,199,165   $  10,104,033
                         ================   ================  ================   ================  ================  ==============

(1)Inception date of the Fund was January 27, 2005.


The difference between book-basis and tax-basis unrealized gains are primarily attributable to wash sales and other temporary tax adjustments.

WASATCH FUNDS - NOTES TO SCHEDULES OF INVESTMENTS      JUNE 30, 2005 (UNAUDITED)

4. TRANSACTIONS WITH AFFILIATES

        The following Funds conducted transactions during the period ended June 30, 2005 with "affiliated companies" as defined by the Investment Company Act of 1940:

                                                                                                                     AMOUNT OF
                                                                                                     AMOUNT OF      GAIN (LOSS)
                                                                                                     DIVIDENDS      REALIZED ON
                                                                                                    CREDITED TO       SALE OF
                                                                                                     INCOME FOR     SHARES FOR
                                                            SHARE ACTIVITY                            THE NINE        THE NINE
                                         ------------------------------------------------------        MONTHS          MONTHS
                                           BALANCE                                   BALANCE           ENDED           ENDED
                                           9/30/04       PURCHASES       SALES       6/30/05          6/30/05         6/30/05
                                         -----------   -------------   ----------  ------------     -------------  -------------
CORE GROWTH FUND

Bimini Mortgage Management, Inc.,
 Class A                                    1,251,075             -      593,400      657,675*       $ 1,385,639    $  (149,047)
WCA Waste Corp.                               432,000       318,225            -      750,225*                 -              -
                                                                                                    -------------  -------------
                                                                                                     $ 1,385,639    $  (149,047)

MICRO CAP FUND

Advanced Power Technology, Inc.               654,250       133,975            -       788,225       $         -     $        -
Allen-Vanguard Corp.                        1,243,575             -      270,750      972,825*                 -         71,463
Commercial Solutions, Inc. PIPE                     -     1,000,000            -     1,000,000                 -              -
Covalent Group, Inc.                          948,500             -      948,500            -*                 -       (181,195)
Encision, Inc.                                375,125             -       35,125       340,000                 -        (10,542)
Enpath Medical, Inc.                          310,200       126,625            -       436,825                 -              -
inTEST Corp.                                  509,075        19,475            -       528,550                 -              -
IRIDEX Corp.                                  551,300       104,275        5,000       650,575                 -         14,747
PSi Technologies Holdings, Inc. ADR         1,001,445             -      416,425      585,020*                 -     (4,239,689)
U.S. Physical Therapy, Inc.                   492,012       160,850            -       652,862                 -              -
                                                                                                    -------------  -------------
                                                                                                     $         -    $(4,345,216)

MICRO CAP VALUE FUND

Security Business Bank of San Diego            53,000             -       13,000       40,000*       $         -    $    49,527
Steakhouse Partners, Inc.                     250,000             -            -      250,000*                 -              -
                                                                                                    -------------  -------------
                                                                                                     $         -    $    49,527

SMALL CAP GROWTH FUND

AmSurg Corp.                                1,535,263             -       49,130     1,486,133       $         -    $   698,431

SMALL CAP VALUE FUND

Falcon Financial Investment Trust           1,011,725             -    1,011,725            -*       $    60,721    $  (659,303)
Supertex, Inc.                                672,225        81,125      183,825      569,525*                 -        312,359
Transport Corporation of America, Inc.        315,642        76,800            -       392,442                 -              -
USA Truck, Inc.                               472,250             -       68,575      403,675*                 -        990,566
Whitehall Jewellers, Inc.                     845,568             -      123,925       721,643                 -       (671,587)
                                                                                                    -------------  -------------
                                                                                                     $    60,721    $   (27,965)

*No longer affiliated as of June 30, 2005.

ADR American Depositary Receipt

PIPE Private Investment in a Public Equity

WASATCH FUNDS - NOTES TO SCHEDULES OF INVESTMENTS      JUNE 30, 2005 (UNAUDITED)

5. RESTRICTED SECURITIES

        The Funds may own investments that were purchased through private placement transactions or under Rule 144A under the Securities Act of 1933 (the "Securities Act") and cannot be sold without prior registration under the Securities Act or may be limited due to certain restrictions. These securities are generally deemed to be illiquid and are valued at fair value as determined by a designated Pricing Committee, comprised of personnel of the Advisor, under the supervision of the Board of Directors, in accordance with pricing procedures approved by the Board of Directors. If and when such securities are registered, the costs of registering such securities are paid by the issuer. At June 30, 2005, the Funds held the following restricted securities:

                                                                                                                       VALUE AS %
                                                 SECURITY            ACQUISITION         ACQUISITION       FAIR          OF NET
                                                   TYPE                  DATE               COST           VALUE         ASSETS
                                            ----------------------  ------------------   -----------   ------------    ----------
CORE GROWTH FUND

Brantley Mezzanine Finance, LLC                  Common Units            9/21/04         $   60,000    $     60,000            -
Brantley Mezzanine Finance, LLC, 10.00%,
9/21/09                                         Corporate Bond           9/21/04          2,940,000       2,947,439         0.17%
                                                                                         -----------   ------------    ----------
                                                                                         $3,000,000    $  3,007,439         0.17%

GLOBAL  SCIENCE & TECHNOLOGY FUND

Acusphere, Inc.                                    Warrants         7/29/04 - 10/20/04   $        -    $          -             -
Montagu Newhall Global Partners II-B, L.P.        LP Interest       10/10/03 - 4/18/05       72,144          62,043         0.08%
Point Biomedical Corp.                             Warrants              2/16/05                  -               -             -
Point Biomedical Corp., Series F                Preferred Stock          2/16/05            150,000         120,000         0.17%
Xtera Communications, Inc., Series A-1          Preferred Stock           9/3/03              7,076           7,076         0.01%
                                                                                         -----------   ------------    ----------
                                                                                         $  229,220    $    189,119         0.26%

MICRO CAP FUND

Commercial Solutions, Inc.  PIPE                 Common Stock            5/12/05         $1,998,641    $  2,206,600         0.39%
DrugMax, Inc.                                      Warrants              12/1/04                  -               -             -
DrugMax, Inc. PIPE, Series A                 Convertible Preferred       12/1/04          3,200,000       2,419,310         0.43%
                                                     Stock
Point Biomedical Corp.                             Warrants              2/16/05                  -               -             -
Point Biomedical Corp., Series F                Preferred Stock          2/16/05          1,000,000         800,000         0.14%
                                                                                         -----------   ------------    ----------
                                                                                         $6,198,641    $  5,425,910         0.96%

MICRO CAP VALUE FUND

ACE Security Laminates Corp.                       Warrants              11/23/04        $        -    $          -             -
Acusphere, Inc.                                    Warrants         7/29/04 - 10/20/04            -               -             -
CorVu Corp.                                        Warrants              11/17/03                 -               -             -
DrugMax, Inc.                                      Warrants              12/1/04                  -               -             -
DrugMax, Inc. PIPE, Series A                 Convertible Preferred       12/1/04            800,000         604,827         0.74%
                                                     Stock
Medical Properties Trust, Inc.                   Common Stock            3/31/04            362,500         333,500         0.41%
Point Biomedical Corp.                             Warrants              2/16/05                  -               -             -
Point Biomedical Corp., Series F                Preferred Stock          2/16/05            200,000         160,000         0.19%
Saxon Energy Services, Inc.                        Warrants              12/22/04                 -          10,185         0.01%
WPCS International, Inc.                           Warrants              11/16/04                 -               -             -
                                                                                         -----------   ------------    ----------
                                                                                         $1,362,500    $  1,108,512         1.35%

SMALL CAP GROWTH FUND

Elder Health, Inc., Series G                    Preferred Stock          11/1/04         $  571,428    $    571,428         0.04%
GeneOhm Sciences, Inc.                             Warrants              4/21/05                  -               -             -
GeneOhm Sciences, Inc., Series C                Preferred Stock          4/21/05          2,768,597       2,768,597         0.21%
Montagu Newhall Global Partners II-B, L.P.        LP Interest       10/10/03 - 4/18/05      721,435         620,426         0.05%
Point Biomedical Corp.                             Warrants              2/16/05                  -               -             -
Point Biomedical Corp., Series F                Preferred Stock          2/16/05          2,000,000       1,600,000         0.12%
TargetRX, Inc., Series D                        Preferred Stock           4/8/05            769,098         769,098         0.06%
Zonare Medical Systems, Inc.                       Warrants              6/30/04                  -               -             -
Zonare Medical Systems, Inc., Series E          Preferred Stock          6/30/04          1,500,000       1,500,000         0.11%
                                                                                         -----------   ------------    ----------
                                                                                         $8,330,558    $  7,829,549         0.59%

WASATCH FUNDS - NOTES TO SCHEDULES OF INVESTMENTS      JUNE 30, 2005 (UNAUDITED)

                                                                                                                       VALUE AS %
                                                   SECURITY            ACQUISITION       ACQUISITION       FAIR          OF NET
                                                     TYPE                  DATE              COST          VALUE         ASSETS
                                            ----------------------  ------------------   -----------   ------------    ----------
SMALL CAP VALUE FUND

Brantley Mezzanine Finance, LLC                   Common Units           9/21/04         $    40,000   $     40,000         0.01%
Brantley Mezzanine Finance, LLC, 10.00%,
9/21/09                                          Corporate Bond          9/21/04           1,960,000      1,964,959         0.27%

CBRE Realty Financial, Inc.                       Common Stock            6/2/05           7,125,000      7,125,000         0.96%

Crystal River Capital, Inc.                       Common Stock            3/9/05           7,500,000      7,500,000         1.02%

JER Investors Trust, Inc.                         Common Stock      5/27/04 - 12/9/04      6,033,919      5,970,071         0.81%

KKR Financial Corp.                               Common Stock            8/5/04           3,600,000      4,182,000         0.57%

Medical Properties Trust, Inc.                    Common Stock      3/31/04 - 4/13/05      5,305,000      4,834,600         0.65%

                                                  Subscription
Saxon Energy Services, Inc.                         Receipts              4/7/05           1,533,115      1,130,136         0.15%

Saxon Energy Services, Inc.                         Warrants              4/7/05                   -              -            -

Saxon Energy Services, Inc.  PIPE                 Common Stock            4/7/05           1,533,115      1,130,136         0.15%
                                                                                         -----------   ------------    ----------
                                                                                         $34,630,149   $ 33,876,902         4.59%

ULTRA GROWTH FUND

Elder Health, Inc., Series G                     Preferred Stock         11/1/04         $   571,428   $    571,428         0.15%
GeneOhm Sciences, Inc.                              Warrants             4/21/05                   -              -            -
GeneOhm Sciences, Inc., Series C                 Preferred Stock         4/21/05             831,372        831,372         0.22%
IQ4HIRE, Inc.                                    Preferred Stock          9/7/00             110,000            440            -
Montagu Newhall Global Partners II-B, L.P.         LP Interest      10/10/03 - 4/18/05       649,292        558,383         0.14%
NXStage Medical, Inc., Series F                  Preferred Stock         8/18/04           1,500,000      1,500,000         0.39%
Point Biomedical Corp.                              Warrants             2/16/05                   -              -            -
Point Biomedical Corp., Series F                 Preferred Stock         2/16/05           1,500,000      1,200,000         0.31%
TargetRX, Inc., Series D                         Preferred Stock          4/8/05             230,904        230,904         0.06%
Xtera Communications, Inc., Series A-1           Preferred Stock          9/3/03              99,065         99,065         0.03%
Zonare Medical Systems, Inc.                        Warrants             6/30/04                   -              -            -
Zonare Medical Systems, Inc., Series E           Preferred Stock         6/30/04           1,000,000        999,999         0.26%
                                                                                         -----------   ------------    ----------
                                                                                         $ 6,492,061   $  5,991,591         1.56%

PIPE Private Investment in a Public Equity

LP Limited Partnership Interest


6. PURCHASE COMMITMENTS

        In September 2003, the Global Science & Technology, Small Cap Growth and Ultra Growth Funds entered into subscription agreements to acquire limited partnership interests in Montagu Newhall Global Partners II-B, L.P. The remaining commitment amounts at June 30, 2005 were $425,000, $4,250,000 and $3,825,000, respectively. Securities held by the Funds have been designated to meet these purchase commitments.

        In November 2004, the Small Cap Growth and Ultra Growth Funds entered into subscription agreements to acquire shares of Elder Health, Inc., Series G Pfd. The remaining commitment amounts at June 30, 2005 were $428,572 per Fund. Securities held by the Funds have been designated to meet these purchase commitments.

ITEM 2.         CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive and principal financial officers have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of this Form N-Q based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3.         EXHIBITS.

The certifications required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WASATCH FUNDS, INC.

By:     /s/ Samuel S. Stewart, Jr.
        --------------------------
        Samuel S. Stewart, Jr.
        President (principal executive officer) of Wasatch Funds, Inc.

Date:   August 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By:     /s/ Samuel S. Stewart, Jr.
        --------------------------
        Samuel S. Stewart, Jr.
        President (principal executive officer) of Wasatch Funds, Inc.

Date:   August 29, 2005



By:     /s/ Venice F. Edwards
        ---------------------
        Venice F. Edwards
        Vice President/Treasurer (principal financial and accounting officer) of Wasatch Funds, Inc.

Date:   August 29, 2005